                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-5188
                                    --------------------------------------------

                AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:         12-31
                            ----------------------------------------------------

Date of reporting period:        03-31-2007
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 61.4%
AEROSPACE & DEFENSE - 1.2%
             2,645  Boeing Co.                                     $     235,006
            21,990  Lockheed Martin Corp.                              2,133,469
                                                                 ---------------
                                                                       2,368,475
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
             1,534  C.H. Robinson Worldwide Inc.                          73,249
             2,704  FedEx Corporation                                    290,491
             9,862  United Parcel Service, Inc. Cl B                     691,325
                                                                 ---------------
                                                                       1,055,065
                                                                 ---------------
AIRLINES - 0.1%
             6,956  Southwest Airlines Co.                               102,253
                                                                 ---------------
BEVERAGES - 0.2%
             6,922  Coca-Cola Company (The)                              332,256
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
            35,961  Amgen Inc.(1)                                      2,009,500
             9,831  Biogen Idec Inc.(1)                                  436,300
             2,633  Gilead Sciences, Inc.(1)                             201,425
                                                                 ---------------
                                                                       2,647,225
                                                                 ---------------
CAPITAL MARKETS - 3.3%
            10,962  Goldman Sachs Group, Inc. (The)                    2,265,078
            24,086  Mellon Financial Corp.                             1,039,070
             5,626  Merrill Lynch & Co., Inc.                            459,475
            33,644  Morgan Stanley                                     2,649,802
                                                                 ---------------
                                                                       6,413,425
                                                                 ---------------
CHEMICALS - 0.4%
            12,428  Celanese Corp., Series A                             383,280
             7,361  H.B. Fuller Company(2)                               200,734
             8,964  Lyondell Chemical Co.                                268,651
                                                                 ---------------
                                                                         852,665
                                                                 ---------------
COMMERCIAL BANKS - 0.9%
               758  KeyCorp                                               28,402
               973  National City Corp.                                   36,244
            48,017  Wells Fargo & Co.                                  1,653,226
                                                                 ---------------
                                                                       1,717,872
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
             2,099  Manpower Inc.                                        154,843

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,307  Waste Management, Inc.                               148,204
                                                                 ---------------
                                                                         303,047
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
            77,129  Cisco Systems Inc.(1)                              1,969,103
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.3%
               518  Dell Inc.(1)                                          12,023
            74,287  Hewlett-Packard Co.                                2,981,880
            20,249  Lexmark International, Inc. Cl A(1)                1,183,757
             5,335  NCR Corp.(1)                                         254,853
            21,031  Sun Microsystems, Inc.(1)                            126,396
                                                                 ---------------
                                                                       4,558,909
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.6%
            31,128  Chicago Bridge & Iron Company
                    New York Shares                                      957,186
             3,023  EMCOR Group Inc.(1)(2)                               178,297
                                                                 ---------------
                                                                       1,135,483
                                                                 ---------------
CONSUMER FINANCE - 0.9%
            23,164  American Express Co.                               1,306,450
            21,504  AmeriCredit Corp.(1)(2)                              491,581
                                                                 ---------------
                                                                       1,798,031
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            13,235  Rock-Tenn Co. Cl A(2)                                439,402
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.5%
            69,912  Bank of America Corp.                              3,566,910
            81,159  Citigroup Inc.                                     4,166,704
            70,975  JPMorgan Chase & Co.                               3,433,771
            24,698  McGraw-Hill Companies, Inc.
                    (The)                                              1,553,010
                                                                 ---------------
                                                                      12,720,395
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
            48,946  AT&T Inc.                                          1,929,940
               562  CenturyTel Inc.                                       25,397
            18,179  Verizon Communications Inc.                          689,348
                                                                 ---------------
                                                                       2,644,685
                                                                 ---------------
ELECTRIC UTILITIES(3)
             1,503  El Paso Electric Co.(1)(2)                            39,604

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               613  Reliant Energy Inc.(1)(2)                             12,456
                                                                 ---------------
                                                                          52,060
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            19,628  Acuity Brands Inc.                                 1,068,548
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
               461  Avnet Inc.(1)                                         16,661
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
            11,598  Halliburton Co.                                      368,121
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
            69,868  Kroger Co. (The)                                   1,973,771
             2,336  Safeway Inc.                                          85,591
                                                                 ---------------
                                                                       2,059,362
                                                                 ---------------
FOOD PRODUCTS - 1.6%
            28,073  Campbell Soup Co.                                  1,093,443
            23,527  ConAgra Foods, Inc.                                  586,058
            22,892  General Mills, Inc.                                1,332,772
                26  Seaboard Corp.(2)                                     58,760
                                                                 ---------------
                                                                       3,071,033
                                                                 ---------------
GAS UTILITIES - 0.1%
             3,782  Nicor Inc.(2)                                        183,124
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
            10,286  Baxter International Inc.                            541,764
            21,958  Becton Dickinson & Co.                             1,688,350
            10,792  Kinetic Concepts Inc.(1)(2)                          546,507
             5,082  Mettler-Toledo
                    International, Inc.(1)(2)                            455,195
                                                                 ---------------
                                                                       3,231,816
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.3%
            23,240  AMERIGROUP Corporation(1)(2)                         706,496
             5,031  Apria Healthcare Group Inc.(1)(2)                    162,250
             5,013  Healthspring Inc.(1)(2)                              118,056
            32,185  Humana Inc.(1)                                     1,867,373
            31,500  McKesson Corp.                                     1,844,010
               381  UnitedHealth Group Incorporated                       20,182
            20,388  WellCare Health Plans Inc.(1)(2)                   1,738,077
                                                                 ---------------
                                                                       6,456,444
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
            17,178  Choice Hotels International Inc.                     608,617
             9,865  McDonald's Corporation                               444,418
                                                                 ---------------
                                                                       1,053,035
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
               240  NVR, Inc.(1)(2)                                      159,600
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
            14,296  Colgate-Palmolive Co.                                954,830
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.9%
            63,814  AES Corp. (The)(1)                                 1,373,277
            37,765  TXU Corp.                                          2,420,737
                                                                 ---------------
                                                                       3,794,014
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
            23,732  McDermott International, Inc.(1)                   1,162,393
                                                                 ---------------
INSURANCE - 2.9%
            27,763  American Financial Group, Inc.(2)                    945,053
            15,841  Arch Capital Group Ltd.(1)                         1,080,515
            20,223  Aspen Insurance Holdings Ltd.                        530,045
            34,972  Axis Capital Holdings Limited                      1,184,152
            18,419  Berkley (W.R.) Corp.                                 610,037
            34,012  Endurance Specialty Holdings Ltd.                  1,215,589
               562  PartnerRe Ltd.(2)                                     38,519
             2,886  Philadelphia Consolidated
                    Holding Co.(1)(2)                                    126,955
                                                                 ---------------
                                                                       5,730,865
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
             2,847  Priceline.com Inc.(1)(2)                             151,631
                                                                 ---------------
IT SERVICES - 3.2%
            51,777  Accenture Ltd. Cl A                                1,995,486
            22,507  Acxiom Corp.                                         481,425
             5,991  Electronic Data Systems Corp.                        165,831
            34,798  International Business
                    Machines Corp.                                     3,280,059
            11,619  Total System Services Inc.(2)                        370,065
                                                                 ---------------
                                                                       6,292,866
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
             8,453  Eastman Kodak Co.(2)                                 190,700
            35,010  Hasbro, Inc.                                       1,001,986

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            37,702  Mattel, Inc.                                       1,039,444
                                                                 ---------------
                                                                       2,232,130
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
            34,404  Applera Corporation -
                    Applied Biosystems Group                           1,017,326
                                                                 ---------------
MACHINERY - 0.8%
            11,216  Cummins Inc.                                       1,623,180
                                                                 ---------------
MEDIA - 1.9%
            68,825  DIRECTV Group, Inc. (The)(1)                       1,587,793
             2,022  Omnicom Group Inc.                                   207,012
             1,788  Sinclair Broadcast Group, Inc.
                    Cl A(2)                                               27,625
            56,194  Walt Disney Co. (The)                              1,934,759
                                                                 ---------------
                                                                       3,757,189
                                                                 ---------------
METALS & MINING - 0.9%
               321  Cleveland-Cliffs Inc.(2)                              20,547
            15,689  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,038,456
             8,003  Nucor Corp.                                          521,235
             2,019  United States Steel Corp.                            200,224
                                                                 ---------------
                                                                       1,780,462
                                                                 ---------------
MULTILINE RETAIL - 2.6%
            80,848  Big Lots, Inc.(1)(2)                               2,528,925
            13,175  Dollar Tree Stores Inc.(1)                           503,812
            27,619  Kohl's Corp.(1)                                    2,115,892
                                                                 ---------------
                                                                       5,148,629
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.1%
            33,347  Chevron Corp.                                      2,466,344
            39,178  EnCana Corp.                                       1,983,582
            79,240  Exxon Mobil Corp.                                  5,978,659
            20,272  Marathon Oil Corp.                                 2,003,482
             9,352  Tesoro Corp.                                         939,221
             7,581  Valero Energy Corp.                                  488,899
                                                                 ---------------
                                                                      13,860,187
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
            15,512  NBTY Inc.(1)(2)                                      822,756
                                                                 ---------------
PHARMACEUTICALS - 1.9%
            41,244  Merck & Co., Inc.                                  1,821,747

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            76,294  Pfizer Inc.                                        1,927,187
                                                                 ---------------
                                                                       3,748,934
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
            11,586  Potlatch Corp.(2)                                    530,407
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
             1,825  Jones Lang LaSalle Inc.                              190,311
                                                                 ---------------
ROAD & RAIL - 0.4%
             3,178  Burlington Northern
                    Santa Fe Corp.                                       255,606
             3,713  CSX Corporation                                      148,706
             3,598  Norfolk Southern Corp.                               182,059
             2,350  Union Pacific Corp.                                  238,642
                                                                 ---------------
                                                                         825,013
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.2%
            45,030  Amkor Technology Inc.(1)(2)                          561,974
            39,464  Applied Materials, Inc.                              722,981
             5,145  Lam Research Corp.(1)                                243,564
             7,665  MEMC Electronic Materials Inc.(1)                    464,346
             3,943  Novellus Systems, Inc.(1)                            126,255
             4,349  ON Semiconductor Corp.(1)(2)                          38,793
             2,959  Varian Semiconductor
                    Equipment Associates, Inc.(1)(2)                     157,951
                                                                 ---------------
                                                                       2,315,864
                                                                 ---------------
SOFTWARE - 0.5%
            31,558  BMC Software Inc.(1)                                 971,671
               422  Microsoft Corporation                                 11,761
                                                                 ---------------
                                                                         983,432
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
             5,721  American Eagle Outfitters, Inc.                      171,573
             8,572  AutoZone, Inc.(1)                                  1,098,416
             5,747  Brown Shoe Company, Inc.                             241,374
             3,474  Group 1 Automotive, Inc.                             138,161
             9,106  Gymboree Corp.(1)                                    364,877
             9,787  Office Depot, Inc.(1)                                343,915
             1,116  OfficeMax Inc.                                        58,858
                                                                 ---------------
                                                                       2,417,174
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
             1,132  Downey Financial Corp.(2)                             73,059
            11,536  FirstFed Financial Corp.(1)(2)                       655,590
             6,748  Freddie Mac                                          401,439

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            12,302  Washington Mutual, Inc.                              496,755
                                                                 ---------------
                                                                       1,626,843
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
             6,652  Telephone & Data Systems, Inc.(2)                    396,592
                                                                 ---------------
TOTAL COMMON STOCKS                                                  120,141,123
(Cost $99,882,326)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 14.2%
           $87,299  FHLMC, 7.00%, 11/1/13(5)                              89,973
           118,681  FHLMC, 6.50%, 6/1/16(5)                              121,675
           138,658  FHLMC, 6.50%, 6/1/16(5)                              142,156
           897,639  FHLMC, 4.50%, 1/1/19(5)                              871,701
            32,285  FHLMC, 6.50%, 1/1/28(5)                               33,313
            22,467  FHLMC, 6.50%, 6/1/29(5)                               23,168
            27,333  FHLMC, 8.00%, 7/1/30(5)                               28,779
           854,647  FHLMC, 5.50%, 12/1/33(5)                             847,948
         2,455,000  FNMA, 5.50%,
                    settlement date 4/12/07(6)                         2,429,684
         6,872,621  FNMA, 6.00%,
                    settlement date 4/12/07(6)                         6,924,165
         2,772,000  FNMA, 6.50%,
                    settlement date 4/12/07(6)                         2,828,305
            94,645  FNMA, 5.50%, 12/1/08(5)                               94,360
            10,246  FNMA, 6.50%, 11/1/11(5)                               10,480
             9,385  FNMA, 6.00%, 4/1/13(5)                                 9,563
            22,596  FNMA, 6.00%, 4/1/13(5)                                23,027
            11,714  FNMA, 6.00%, 5/1/13(5)                                11,937
             9,416  FNMA, 6.50%, 6/1/13(5)                                 9,652
            38,000  FNMA, 6.50%, 6/1/13(5)                                38,955
            16,424  FNMA, 6.00%, 7/1/13(5)                                16,737
           121,331  FNMA, 6.00%, 1/1/14(5)                               123,643
           458,092  FNMA, 4.50%, 5/1/19                                  444,231
           477,215  FNMA, 4.50%, 5/1/19(5)                               462,775
             7,229  FNMA, 6.50%, 1/1/28(5)                                 7,461
            26,043  FNMA, 7.00%, 1/1/28(5)                                27,140
            64,285  FNMA, 6.50%, 1/1/29(5)                                66,347
            62,995  FNMA, 7.50%, 7/1/29(5)                                66,053
            26,718  FNMA, 7.50%, 9/1/30(5)                                27,972
            74,407  FNMA, 6.50%, 1/1/32(5)                                76,665
           568,219  FNMA, 5.50%, 6/1/33(5)                               563,740
           966,652  FNMA, 5.50%, 7/1/33(5)                               959,033
           463,774  FNMA, 5.50%, 8/1/33(5)                               460,119
         2,223,654  FNMA, 5.00%, 11/1/33(5)                            2,154,750
         2,019,375  FNMA, 5.50%, 1/1/34(5)                             2,003,458
         1,525,000  FNMA, 5.00%, 8/1/35                                1,475,344
         1,499,653  FNMA, 4.50%, 9/1/35(5)                             1,410,497
         1,942,457  FNMA, 5.00%, 2/1/36(5)                             1,879,209
            68,503  GNMA, 7.00%, 4/20/26(5)                               71,474
            41,717  GNMA, 7.50%, 8/15/26(5)                               43,607
            11,931  GNMA, 7.00%, 2/15/28(5)                               12,485
            33,681  GNMA, 7.50%, 2/15/28(5)                               35,198
            27,959  GNMA, 6.50%, 3/15/28(5)                               28,802
            28,000  GNMA, 6.50%, 3/15/28(5)                               28,844
             3,481  GNMA, 6.50%, 5/15/28(5)                                3,586
             5,181  GNMA, 6.50%, 5/15/28(5)                                5,337
            16,843  GNMA, 7.00%, 12/15/28(5)                              17,625

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            20,989  GNMA, 8.00%, 12/15/29(5)                              22,299
           138,213  GNMA, 7.00%, 5/15/31(5)                              144,572
           627,388  GNMA, 5.50%, 11/15/32(5)                             625,088
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            27,802,932
(Cost $27,934,493)                                               ---------------

U.S. TREASURY SECURITIES - 8.0%
         1,770,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              2,356,036
         2,300,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                              2,856,134
         1,960,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                             2,263,494
           380,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                                 450,330
           575,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36(2)(5)                                 542,297
         2,308,119  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17(2)(5)                       2,343,013
         1,405,000  U.S. Treasury Notes,
                    4.625%, 2/29/12(2)(5)                              1,410,654
         1,100,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(2)(5)                               1,075,637
         2,200,000  U.S. Treasury Notes,
                    4.50%, 11/15/15(2)(5)                              2,178,260
           169,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(2)(5)                                171,733
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        15,647,588
(Cost $15,604,031)                                               ---------------

CORPORATE BONDS - 7.4%
AEROSPACE & DEFENSE - 0.3%
           170,000  Honeywell International Inc.,
                    5.30%, 3/15/17(2)(5)                                 168,377
           144,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36(5)                                     149,917
           190,000  United Technologies Corp.,
                    4.375%, 5/1/10(2)(5)                                 186,742
           170,000  United Technologies Corp.,
                    6.05%, 6/1/36(5)                                     174,793
                                                                 ---------------
                                                                         679,829
                                                                 ---------------
BEVERAGES - 0.2%
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $254,055)(5)(7)                                 246,284
           240,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $239,830)(5)(7)                                 248,040
                                                                 ---------------
                                                                         494,324
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           160,000  Genentech, Inc.,
                    4.75%, 7/15/15(5)                                    154,099
                                                                 ---------------
BUILDING PRODUCTS(3)
            30,000  Masco Corp., 5.85%, 3/15/17                           29,566
                                                                 ---------------
CAPITAL MARKETS - 0.4%
           175,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(2)(5)                                 173,674
           120,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(5)                                     117,159
           215,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(5)                                     212,998
           130,000  Morgan Stanley, 4.00%,
                    1/15/10(5)                                           126,435

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           100,000  Morgan Stanley,
                    4.25%, 5/15/10(5)                                     97,764
                                                                 ---------------
                                                                         728,030
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           170,000  Capital One Financial Corp.,
                    5.70%, 9/15/11(5)                                    171,890
           210,000  PNC Bank N.A.,
                    4.875%, 9/21/17(5)                                   200,620
           115,000  PNC Funding Corp.,
                    5.125%, 12/14/10(5)                                  115,280
           135,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(5)                                    130,123
           210,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(5)                                    202,840
           170,000  Wachovia Corp.,
                    5.625%, 10/15/16(5)                                  171,050
           185,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(5)                                    183,075
                                                                 ---------------
                                                                       1,174,878
                                                                 ---------------
CONSUMER FINANCE(3)
            90,000  American Express Centurion
                    Bank, 4.375%, 7/30/09(5)                              88,941
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
           300,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)(5)                                293,651
           170,000  Bank of America N.A.,
                    5.30%, 3/15/17(5)                                    167,519
           130,000  Bank of America N.A.,
                    6.00%, 10/15/36(5)                                   130,625
           190,000  Citigroup Inc., 5.00%, 9/15/14(5)                    185,774
           100,000  Citigroup Inc.,
                    6.125%, 8/25/36(5)                                   101,918
           120,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(5)                                   124,469
           145,000  HSBC Finance Corp.,
                    4.75%, 4/15/10(2)(5)                                 143,572
           260,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(5)                                    257,537
           300,000  JPMorgan Chase & Co.,
                    6.75%, 2/1/11(5)                                     315,747
                                                                 ---------------
                                                                       1,720,812
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           214,000  AT&T Corp., 7.30%, 11/15/11(5)                       232,538
           140,000  AT&T Inc., 6.80%, 5/15/36(2)(5)                      149,742
            44,000  BellSouth Corp.,
                    6.875%, 10/15/31(5)                                   46,817
            90,000  Embarq Corp., 7.08%, 6/1/16(5)                        91,913
            70,000  Sprint Capital Corp.,
                    6.875%, 11/15/28(5)                                   69,907
           150,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(5)                                    145,014
           100,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(5)                                    100,235
            70,000  Verizon Communications Inc.,
                    6.25%, 4/1/37(5)                                      69,567
            30,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35(5)                                     28,465
                                                                 ---------------
                                                                         934,198
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           150,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(5)                                     147,543
           180,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(5)                              179,254
           140,000  Florida Power Corp.,
                    4.50%, 6/1/10(5)                                     137,533
           150,000  Southern California Edison Co.,
                    5.625%, 2/1/36(5)                                    145,800

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            60,000  Toledo Edison Co.,
                    6.15%, 5/15/37(5)                                     58,978
                                                                 ---------------
                                                                         669,108
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           160,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(5)                                    155,818
            44,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(5)                                     53,120
           165,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35(5)                                     150,403
                                                                 ---------------
                                                                         359,341
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           250,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05 - 10/17/06,
                    Cost $244,999)(5)(7)                                 244,841
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           220,000  Baxter Finco BV,
                    4.75%, 10/15/10(5)                                   217,474
           110,000  Boston Scientific Corp.,
                    6.40%, 6/15/16(5)                                    110,479
                                                                 ---------------
                                                                         327,953
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(5)                                    176,513
                                                                 ---------------
HOUSEHOLD PRODUCTS(3)
           100,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37(5)                                      97,643
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           430,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                     427,276
                                                                 ---------------
INSURANCE - 0.3%
           250,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $249,510)(5)(7)                                 246,681
           190,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17                                              188,064
           140,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(5)                                    129,974
                                                                 ---------------
                                                                         564,719
                                                                 ---------------
MEDIA - 0.5%
           170,000  Comcast Corp., 5.90%, 3/15/16(5)                     173,245
           290,000  Cox Communications, Inc.,
                    7.125%, 10/1/12(5)                                   313,000
           250,000  News America Holdings,
                    7.75%, 1/20/24(5)                                    283,153
            70,000  Time Warner Inc.,
                    5.50%, 11/15/11(5)                                    70,636
            44,000  Time Warner Inc.,
                    7.625%, 4/15/31(5)                                    49,593
                                                                 ---------------
                                                                         889,627
                                                                 ---------------
METALS & MINING - 0.2%
            70,000  Alcan Inc., 4.50%, 5/15/13(5)                         66,394
           100,000  Alcoa Inc., 5.55%, 2/1/17(5)                          99,504

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           160,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06 - 11/17/06,
                    Cost $160,118)(5)(7)                                 161,064
            70,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $69,827)(5)(7)                          70,430
                                                                 ---------------
                                                                         397,392
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           185,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(5)                              186,539
           100,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(5)                               99,640
           170,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16(5)                    171,929
           250,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(5)                                   247,449
           130,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      128,265
            95,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(5)                                      95,548
            70,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37(5)                                      67,721
                                                                 ---------------
                                                                         997,091
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            70,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(5)                                     69,892
           100,000  May Department Stores Co. (The),
                    3.95%, 7/15/07(5)                                     99,497
                                                                 ---------------
                                                                         169,389
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
           120,000  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16(5)                                    120,468
            30,000  Apache Corp., 5.625%, 1/15/17(5)                      30,403
            70,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(5)                                     69,809
            44,000  Conoco Inc., 6.95%, 4/15/29(5)                        50,039
           114,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(5)                                   135,534
           280,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(5)                                     277,787
           110,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(5)                                   113,029
           260,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(5)                             268,510
            80,000  Tesoro Corp., 6.25%,
                    11/1/12(2)(5)                                         81,500
           120,000  XTO Energy Inc., 5.30%,
                    6/30/15(5)                                           117,214
           120,000  XTO Energy Inc., 6.10%,
                    4/1/36(5)                                            116,587
                                                                 ---------------
                                                                       1,380,880
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           170,000  Abbott Laboratories,
                    5.875%, 5/15/16(5)                                   176,173
           160,000  Baxter International Inc.,
                    5.90%, 9/1/16(5)                                     165,414
           100,000  Schering-Plough Corp.,
                    5.55%, 12/1/13(5)                                    102,026
           170,000  Wyeth, 5.95%, 4/1/37(5)                              168,004
                                                                 ---------------
                                                                         611,617
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           170,000  ProLogis, 5.625%, 11/15/16(5)                        171,602
                                                                 ---------------
SOFTWARE - 0.2%
           110,000  Intuit Inc., 5.75%, 3/15/17                          108,725

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           235,000  Oracle Corp., 5.00%, 1/15/11(5)                      234,335
                                                                 ---------------
                                                                         343,060
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           275,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(5)                                    270,927
           220,000  Vodafone Group plc,
                    5.625%, 2/27/17(5)                                   218,505
           100,000  Vodafone Group plc,
                    6.15%, 2/27/37(5)                                     96,861
                                                                 ---------------
                                                                         586,293
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 14,419,022
(Cost $14,419,042)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 5.8%
         4,359,567  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 4/1/07(5)                                      90,069
           450,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(5)                                          436,535
         6,050,699  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.93%, 4/1/07(5)                                     181,333
           475,000  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1,
                    VRN, 5.43%, 4/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.11% with no caps
                    (Acquired 6/5/06,
                    Cost $475,000)(5)(7)                                 475,295
           800,000  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(2)(5)                                 789,276
            76,316  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.42%, 4/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $76,316)(5)(7)                          76,364
           123,078  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.47%, 4/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $123,078)(5)(7)                                 123,174
         1,500,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35(5)                                 1,591,833
         1,048,516  FHLMC, Series 2527, Class BN
                    SEQ, 5.00%, 2/15/16(5)                             1,042,177
           739,866  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                    736,452
           458,404  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                   455,007
           122,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17(5)                                    119,644
           909,825  FNMA, Series 2005-63, Class HA
                    SEQ, 5.00%, 4/25/23(5)                               903,011
         1,100,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    1,082,208
           335,394  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.41%, 4/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $335,394)(5)(7)                                 335,602
           510,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30(5)                               506,816
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(5)                               883,453

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            53,965  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.42%, 4/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $53,965)(5)(7)                          53,998
           207,075  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1,
                    VRN, 5.40%, 4/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/06,
                    Cost $207,075)(5)(7)                                 207,204
            49,096  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(5)                                           50,867
           284,645  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 4/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $284,645)(5)(7)                       284,821
            38,454  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.41%,
                    4/15/07, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $38,454)(5)(7)                                   38,479
           308,382  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.44%, 4/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                           308,096
           237,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(5)                          237,878
           275,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(5)                                    270,913
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                           11,280,505
(Cost $11,322,467)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.1%
           100,000  FHLB, 4.875%, 8/22/07(5)                              99,860
         1,300,000  FHLB, 4.625%, 2/1/08(5)                            1,294,940
         1,170,000  FHLB, 5.125%, 9/29/10(5)                           1,181,148
           950,000  FHLMC, 5.00%, 9/16/08(2)(5)                          951,506
         1,310,000  FHLMC, 4.75%, 1/19/16(2)(5)                        1,290,558
         1,025,000  FNMA, 6.625%, 9/15/09(5)                           1,067,097
         2,200,000  FNMA, 5.80%, 2/9/26(5)                             2,202,162
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                8,087,271
(Cost $8,061,246)                                                ---------------

ASSET-BACKED SECURITIES(4) - 3.0%
           154,641  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 4/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(5)                                154,754
           275,417  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.36%, 4/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                275,603
            12,342  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 4/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps(5)                            12,349
           268,044  Argent Securities Inc., Series
                    2006 M3, Class A2A, VRN, 5.37%,
                    4/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(5)                                           268,225

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           600,867  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.38%, 4/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no
                    caps(5)                                              601,483
           143,089  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.37%,
                    4/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(5)                                           143,178
           190,945  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    4/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(5)                                           191,082
            69,491  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%,
                    4/25/07, resets monthly off
                    the 1-month LIBOR plus
                    0.04% with no caps(5)                                 69,537
           162,482  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 4/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with
                    no caps(5)                                           162,592
           283,319  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.37%, 4/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(5)                                           284,682
           453,501  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 4/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                           453,805
           434,338  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2006 FF11, Class 2A1,
                    VRN, 5.36%, 4/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                           434,581
           852,848  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN,
                    5.36%, 4/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                853,259
            68,631  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 4/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(5)                            68,682
            62,746  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 4/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(5)                                 62,791
           354,515  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 4/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                354,536
            61,566  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.41%, 4/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%(5)                         61,599
           100,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(5)                                     97,429
           224,627  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.33%,
                    6/15/07, resets quarterly off
                    the 3-month LIBOR minus 0.02%
                    with no caps(5)                                      224,754
           180,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    4/25/07, resets quarterly off
                    the 3-month LIBOR minus 0.01%
                    with no caps(5)                                      180,132
           337,193  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.32%,
                    4/25/07, resets quarterly off
                    the 3-month LIBOR minus 0.04%
                    with no caps(5)                                      337,276
           250,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    4/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps(5)                                           250,252

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           366,475  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.36%, 4/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                           366,581
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          5,909,162
(Cost $5,907,095)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
            44,000  Hydro Quebec, 8.40%, 1/15/22(5)                       57,339
           270,000  Province of Quebec,
                    5.00%, 7/17/09(5)                                    270,951
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   328,290
(Cost $325,564)                                                  ---------------

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                     287,121
                                                                 ---------------
(Cost $302,437)

TEMPORARY CASH INVESTMENTS - 1.7%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.00% - 6.25%,
8/15/23 - 2/15/26, valued at $3,372,710),
in a joint trading account at 5.10%,
dated 3/30/07, due 4/2/07
(Delivery value $3,301,403)(5)                                         3,300,000
                                                                 ---------------
(Cost $3,300,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(8) - 15.7%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $30,764,491)                                          30,750,704
                                                                 ---------------
(Cost $30,750,704)

TOTAL INVESTMENT SECURITIES - 121.6%                                 237,953,718
                                                                 ---------------
(Cost $217,809,405)

OTHER ASSETS AND LIABILITIES - (21.6)%                              (42,301,820)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 195,651,898
                                                                 ===============

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
101 U.S. Treasury 2-Year Notes     June 2007       $20,693,953        $ 48,710
116 U.S. Treasury 5-Year Notes     June 2007        12,272,438          59,942
                                                --------------------------------
                                                   $32,966,391        $108,652
                                                ================================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
57 U.S. Long Bond                  June 2007       $ 6,341,250        $  9,223
91 U.S. Treasury 10-Year Notes     June 2007         9,839,375         (40,728)
                                                --------------------------------
                                                   $16,180,625        $(31,505)
                                                ================================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount       Description of Agreement              Expiration Date   Gain
(Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$2,430,000   Pay quarterly a fixed rate equal       December 2010      $(15,273)
             to 0.45% multiplied by the notional
             amount and receive from Deutsche
             Bank AG upon each default event of
             one of the issues of Dow Jones CDX
             N.A. Investment Grade 5, par value
             of the proportional notional amount.
 1,950,000   Pay quarterly a fixed rate equal to    December 2010       (20,999)
             0.85% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event of
             one of the issues of Dow Jones CDX
             N.A. Investment Grade High Volume 5,
             par value of the proportional
             notional amount.
   325,000   Pay quarterly a fixed rate equal to    March 2012           10,412
             0.46% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event of
             Centex Corp., par value of the
             proportional notional amount.
   470,000   Pay quarterly a fixed rate equal to    March 2012           12,065
             0.55% multiplied by the notional
             amount and receive from Deutsche
             Bank Securities Inc. upon each
             default event of Lennar Corp.,
             par value of the proportional
             notional amount.
 5,300,000   Pay quarterly a fixed rate equal to    June 2012             7,236
             0.35% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event of
             one of the issues of Dow Jones CDX
             N.A. Investment Grade 8, par value
             of the proportional notional amount.
   750,000   Pay quarterly a fixed rate equal to    March 2017           (1,616)
             0.12% multiplied by the notional
             amount and receive from Barclays
             Bank plc upon each default event of
             Pfizer Inc., par value of the
             proportional notional amount.
                                                                      ----------
                                                                       $ (8,175)
                                                                      ==========

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2007.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $30,652,834.
(3) Industry is less than 0.05% of total net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2007, was $2,812,277, which represented 1.4% of total net assets.
(8) Investment represents purchases made by the lending agent with cash collateral received through securities lending transactions.

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 218,043,975
                                                                 ===============
Gross tax appreciation of investments                             $  21,523,035
Gross tax depreciation of investments                                (1,613,292)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  19,909,743
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 9.5%
           387,685  BE Aerospace, Inc.(1)                           $ 12,289,617
           236,500  Precision Castparts Corp.                         24,607,825
                                                                 ---------------
                                                                      36,897,442
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
            57,517  CSL Ltd. ORD                                       3,834,438
            67,671  Gilead Sciences, Inc.(1)                           5,176,831
                                                                 ---------------
                                                                       9,011,269
                                                                 ---------------
CAPITAL MARKETS - 2.1%
            75,100  Ameriprise Financial Inc.                          4,291,214
            36,843  Lazard Ltd. Cl A                                   1,848,782
            39,900  T. Rowe Price Group Inc.                           1,882,881
                                                                 ---------------
                                                                       8,022,877
                                                                 ---------------
CHEMICALS - 2.1%
            45,045  CF Industries Holdings, Inc.                       1,736,485
           118,960  Monsanto Co.                                       6,538,041
                                                                 ---------------
                                                                       8,274,526
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
            88,694  Corrections Corp. of America(1)                    4,683,930
            27,500  FTI Consulting, Inc.(1)                              923,725
            28,200  Huron Consulting Group Inc.(1)                     1,715,688
           197,317  TeleTech Holdings Inc.(1)                          7,239,561
                                                                 ---------------
                                                                      14,562,904
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.9%
           167,200  Corning Inc.(1)                                    3,802,128
            25,500  Research In Motion Ltd.(1)                         3,480,495
                                                                 ---------------
                                                                       7,282,623
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.3%
            97,043  Apple Inc.(1)                                      9,016,265
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.7%
           114,992  Foster Wheeler Ltd.(1)                             6,714,383
                                                                 ---------------
CONTAINERS & PACKAGING - 0.5%
            75,600  Owens-Illinois Inc.(1)                             1,948,212
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
            46,000  ITT Educational Services Inc.(1)                   3,748,540
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
            77,600  Cogent Communications
                    Group, Inc.(1)                                     1,833,688
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
            71,600  Reliant Energy Inc.(1)                             1,454,912
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
            22,200  First Solar Inc.(1)                                1,154,622
            52,100  Vestas Wind Systems AS ORD(1)                      2,918,048
                                                                 ---------------
                                                                       4,072,670
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
            34,799  Dolby Laboratories Inc. Cl A(1)                    1,200,913
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.1%
           582,500  Aker Kvaerner ASA ORD                             13,126,167
            33,000  Cameron International Corp.(1)                     2,072,070
            38,953  Dril-Quip Inc.(1)                                  1,685,886
            37,100  National Oilwell Varco, Inc.(1)                    2,886,009
                                                                 ---------------
                                                                      19,770,132
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            49,804  Great Atlantic & Pacific Tea Co.(1)                1,652,497
                                                                 ---------------
FOOD PRODUCTS - 1.8%
            59,100  Bunge Ltd.                                         4,859,202
            29,800  Pilgrim's Pride Corp.                                989,062
            28,000  Sanderson Farms Inc.                               1,037,680
                                                                 ---------------
                                                                       6,885,944
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
            55,600  Align Technology Inc.(1)                             881,816
            65,876  ev3 Inc.(1)                                        1,297,757
           190,722  Hologic, Inc.(1)                                  10,993,216
                                                                 ---------------
                                                                      13,172,789
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.6%
            53,800  AmerisourceBergen Corp.                            2,837,950
            52,800  Health Net Inc.(1)                                 2,841,168
            80,700  HealthExtras Inc.(1)                               2,322,546

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           187,500  Medco Health Solutions Inc.(1)                    13,599,375
                                                                 ---------------
                                                                      21,601,039
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
            78,700  InterContinental Hotels
                    Group plc ORD                                      1,944,769
            27,000  Jack in the Box Inc.(1)                            1,866,510
            89,600  Las Vegas Sands Corp.(1)                           7,760,256
                                                                 ---------------
                                                                      11,571,535
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
         1,515,600  Consorcio ARA, SAB de CV ORD                       2,607,779
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
            26,400  NRG Energy Inc.(1)                                 1,901,856
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.1%
           170,130  McDermott International, Inc.(1)                   8,332,967
                                                                 ---------------
INSURANCE - 2.0%
           174,472  Loews Corp.                                        7,926,263
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.2%
            61,071  Priceline.com Inc.(1)                              3,252,641
            40,700  VistaPrint Ltd.(1)                                 1,558,810
                                                                 ---------------
                                                                       4,811,451
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.8%
            80,746  Digital River Inc.(1)                              4,461,216
            37,324  SAVVIS Inc.(1)                                     1,787,073
            29,837  ValueClick Inc.(1)                                   779,641
                                                                 ---------------
                                                                       7,027,930
                                                                 ---------------
IT SERVICES - 4.8%
           127,735  Alliance Data Systems Corp.(1)                     7,871,031
            37,400  Mastercard Inc. Cl A                               3,973,376
           181,200  VeriFone Holdings Inc.(1)                          6,655,476
                                                                 ---------------
                                                                      18,499,883
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            17,200  ARUZE Corp. ORD                                      600,127
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
            38,600  Advanced Magnetics Inc.(1)                         2,326,422

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             4,094  ICON plc ADR(1)                                      174,404
                                                                 ---------------
                                                                       2,500,826
                                                                 ---------------
MACHINERY - 1.3%
            84,800  AGCO Corp.(1)                                      3,135,056
            36,600  Alfa Laval AB ORD                                  1,896,998
                                                                 ---------------
                                                                       5,032,054
                                                                 ---------------
MEDIA - 2.3%
            25,612  Focus Media Holding Ltd. ADR(1)                    2,009,518
           107,072  Liberty Global, Inc. Series A(1)                   3,525,880
            76,000  Liberty Global, Inc. Series C(1)                   2,328,640
            36,154  National CineMedia, Inc.(1)                          965,312
                                                                 ---------------
                                                                       8,829,350
                                                                 ---------------
METALS & MINING - 2.6%
            36,057  Allegheny Technologies Inc.                        3,846,921
            29,300  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,939,367
            47,500  RTI International Metals, Inc.(1)                  4,322,975
                                                                 ---------------
                                                                      10,109,263
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
            46,700  Southwestern Energy Company(1)                     1,913,766
                                                                 ---------------
PERSONAL PRODUCTS - 1.7%
           126,184  Bare Escentuals Inc.(1)                            4,526,220
            40,100  Estee Lauder Companies, Inc.
                    (The) Cl A                                         1,958,885
                                                                 ---------------
                                                                       6,485,105
                                                                 ---------------
PHARMACEUTICALS - 2.2%
            80,500  Shire plc ADR                                      4,982,950
           170,700  Shire plc ORD                                      3,523,001
                                                                 ---------------
                                                                       8,505,951
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.6%
           117,200  Cypress Semiconductor Corp.(1)                     2,174,060
            67,485  MEMC Electronic Materials Inc.(1)                  4,088,241
                                                                 ---------------
                                                                       6,262,301
                                                                 ---------------
SOFTWARE - 4.3%
            50,800  Nintendo Co., Ltd. ORD                            14,770,576
            77,256  Shanda Interactive
                    Entertainment Ltd. ADR(1)                          2,074,324
                                                                 ---------------
                                                                      16,844,900
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.3%
           105,022  GameStop Corp. Cl A(1)                             3,420,567
           134,300  Guess?, Inc.                                       5,437,807
                                                                 ---------------
                                                                       8,858,374
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.4%
           197,600  Burberry Group plc ORD                             2,538,656
            37,100  Crocs, Inc.(1)                                     1,752,975
            49,200  Phillips-Van Heusen                                2,892,960
            22,300  Polo Ralph Lauren Corp.                            1,965,745
                                                                 ---------------
                                                                       9,150,336
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 15.8%
           124,088  America Movil, SAB de CV ADR                       5,930,166
            22,000  Bharti Airtel Ltd. ORD(1)                            393,282
            21,045  Clearwire Corp. Cl A(1)                              430,791
            45,800  Leap Wireless
                    International, Inc.(1)                             3,021,884
           149,250  Millicom International
                    Cellular SA(1)                                    11,695,230
           156,900  MTN Group Ltd. ORD                                 2,121,784
           486,906  NII Holdings, Inc. Cl B(1)                        36,118,687
           160,100  Reliance Communication
                    Ventures Ltd. ORD(1)                               1,559,416
                                                                 ---------------
                                                                      61,271,240
                                                                 ---------------
TOTAL COMMON STOCKS                                                  386,166,882
(Cost $280,904,074)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.625% - 4.375%,
1/31/08 - 5/15/08, valued at $3,466,704),
in a joint trading account at 5.05%,
dated 3/30/07, due 4/2/07
(Delivery value $3,401,431)                                            3,400,000
                                                                 ---------------
(Cost $3,400,000)

TOTAL INVESTMENT SECURITIES - 100.4%                                 389,566,882
                                                                 ---------------
(Cost $284,304,074)

OTHER ASSETS AND LIABILITIES - (0.4)%                                (1,691,313)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $387,875,569
                                                                 ===============

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
         Contracts               Settlement                         Unrealized
          to Sell                   Date             Value          Gain (Loss)
--------------------------------------------------------------------------------
   2,900,927  AUD for USD          4/30/07        $ 2,346,043        $ (9,114)
   8,088,525  DKK for USD          4/30/07          1,451,091          (2,366)
   2,454,588  GBP for USD          4/30/07          4,829,012         (10,410)
 906,740,000  JPY for USD          4/27/07          7,724,686          68,524
  20,517,179  MXN for USD          4/30/07          1,855,615          (8,551)
  62,910,000  NOK for USD          4/30/07         10,355,760          (5,997)
   6,862,500  SEK for USD          4/30/07            984,038          (3,289)
   7,304,479  ZAR for USD          4/30/07            999,997          (8,457)
                                                 -------------------------------
                                                  $30,546,242        $ 20,340
                                                 ===============================
(Value on Settlement Date $30,566,582)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SEK = Swedish Krona
USD = United States Dollar
ZAR = South African Rand
(1) Non-income producing.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $285,335,312
                                                                 ===============
Gross tax appreciation of investments                              $105,242,390
Gross tax depreciation of investments                                (1,010,820)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $104,231,570
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 2.2%
            13,791  Lockheed Martin Corp.                          $   1,338,003
           157,606  Northrop Grumman Corp.                            11,697,517
            14,961  Raytheon Company                                     784,854
                                                                 ---------------
                                                                      13,820,374
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
            16,736  FedEx Corporation                                  1,797,948
            68,513  United Parcel Service, Inc. Cl B                   4,802,762
                                                                 ---------------
                                                                       6,600,710
                                                                 ---------------
AIRLINES - 0.1%
            52,396  Southwest Airlines Co.                               770,221
                                                                 ---------------
AUTO COMPONENTS - 1.8%
           258,811  ArvinMeritor Inc.                                  4,723,301
            85,136  Magna International Inc. Cl A                      6,394,565
                                                                 ---------------
                                                                      11,117,866
                                                                 ---------------
BEVERAGES - 0.6%
            10,082  Coca-Cola Enterprises Inc.                           204,161
            33,293  Molson Coors Brewing Co.                           3,150,184
            15,796  Pepsi Bottling Group Inc.                            503,734
                                                                 ---------------
                                                                       3,858,079
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
           155,857  Amgen Inc.(1)                                      8,709,289
            20,641  ImClone Systems Inc.(1)                              841,534
                                                                 ---------------
                                                                       9,550,823
                                                                 ---------------
CAPITAL MARKETS - 5.9%
            68,080  Goldman Sachs Group, Inc. (The)                   14,067,370
            63,139  Lehman Brothers Holdings Inc.                      4,424,150
            50,225  Merrill Lynch & Co., Inc.                          4,101,876
           181,126  Morgan Stanley                                    14,265,484
                                                                 ---------------
                                                                      36,858,880
                                                                 ---------------
CHEMICALS - 1.9%
            57,124  Celanese Corp., Series A                           1,761,704
            28,698  Georgia Gulf Corporation                             465,195
           308,218  Lyondell Chemical Co.                              9,237,293
             9,664  Westlake Chemical Corp.                              262,378
                                                                 ---------------
                                                                      11,726,570
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.2%
            22,277  Comerica Inc.                                      1,317,016
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
            31,624  John H. Harland Company                            1,620,097
            23,501  Labor Ready Inc.(1)                                  446,284
            30,043  R.R. Donnelley & Sons Company                      1,099,273
            14,087  Watson Wyatt Worldwide Inc.                          685,333
                                                                 ---------------
                                                                       3,850,987
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
            37,103  Cisco Systems Inc.(1)                                947,240
           101,982  Motorola, Inc.                                     1,802,022
                                                                 ---------------
                                                                       2,749,262
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
           360,776  Hewlett-Packard Co.                               14,481,549
             6,212  Imation Corporation                                  250,841
            20,790  Lexmark International, Inc. Cl A(1)                1,215,383
                                                                 ---------------
                                                                      15,947,773
                                                                 ---------------
CONSUMER FINANCE - 0.6%
           153,177  AmeriCredit Corp.(1)                               3,501,626
             4,874  Capital One Financial Corp.                          367,792
                                                                 ---------------
                                                                       3,869,418
                                                                 ---------------
DISTRIBUTORS - 0.2%
            83,608  Building Materials Holding Corp.                   1,514,141
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 9.0%
           402,702  Bank of America Corp.                             20,545,856
           457,206  Citigroup Inc.                                    23,472,955
           243,501  JPMorgan Chase & Co.                              11,780,578
                                                                 ---------------
                                                                      55,799,389
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.3%
           207,313  AT&T Inc.                                          8,174,352
             6,473  Embarq Corp.                                         364,754
           311,766  Verizon Communications Inc.                       11,822,166
                                                                 ---------------
                                                                      20,361,272
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
             7,508  Edison International                                 368,868

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            14,967  Progress Energy Inc.                                 754,936
                                                                 ---------------
                                                                       1,123,804
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.7%
            50,259  Arrow Electronics, Inc.(1)                         1,897,277
            98,323  Avnet Inc.(1)                                      3,553,393
            67,907  Nam Tai Electronics, Inc.                            879,396
            15,045  Tech Data Corp.(1)                                   538,761
           255,610  Vishay Intertechnology, Inc.(1)                    3,573,428
                                                                 ---------------
                                                                      10,442,255
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
           210,954  Grey Wolf Inc.(1)                                  1,413,392
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
            25,711  Kroger Co. (The)                                     726,336
            61,127  SUPERVALU INC.                                     2,388,232
                                                                 ---------------
                                                                       3,114,568
                                                                 ---------------
FOOD PRODUCTS - 1.2%
             9,457  ConAgra Foods, Inc.                                  235,574
            83,258  General Mills, Inc.                                4,847,281
               933  Seaboard Corp.                                     2,108,580
                                                                 ---------------
                                                                       7,191,435
                                                                 ---------------
GAS UTILITIES - 0.6%
            31,001  Nicor Inc.                                         1,501,068
            83,702  UGI Corp.                                          2,235,681
                                                                 ---------------
                                                                       3,736,749
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            76,403  Becton Dickinson & Co.                             5,874,627
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.8%
            85,685  Aetna Inc.                                         3,752,146
            87,188  AMERIGROUP Corporation(1)                          2,650,515
            15,110  AmerisourceBergen Corp.                              797,053
            51,052  Apria Healthcare Group Inc.(1)                     1,646,427
            86,578  Healthspring Inc.(1)                               2,038,912
           118,718  Humana Inc.(1)                                     6,888,018
           140,658  McKesson Corp.                                     8,234,119
             7,588  Molina Healthcare Inc.(1)                            232,117
            40,860  WellCare Health Plans Inc.(1)                      3,483,315
               797  WellPoint Inc.(1)                                     64,637
                                                                 ---------------
                                                                      29,787,259
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            54,798  Darden Restaurants, Inc.                           2,257,130
            96,508  McDonald's Corporation                             4,347,685
             6,563  Wyndham Worldwide Corp.(1)                           224,126
                                                                 ---------------
                                                                       6,828,941
                                                                 ---------------
HOUSEHOLD DURABLES - 2.7%
            78,557  KB Home                                            3,352,027
            89,428  Newell Rubbermaid Inc.                             2,780,317
             9,644  NVR, Inc.(1)                                       6,413,260
           158,666  Tupperware Brands Corp.                            3,955,543
                                                                 ---------------
                                                                      16,501,147
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
           164,001  Kimberly-Clark Corp.                              11,232,429
            23,509  Procter & Gamble Co. (The)                         1,484,828
                                                                 ---------------
                                                                      12,717,257
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.4%
           137,778  TXU Corp.                                          8,831,570
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
           151,090  General Electric Co.                               5,342,543
           102,215  Tyco International Ltd.                            3,224,883
                                                                 ---------------
                                                                       8,567,426
                                                                 ---------------
INSURANCE - 4.6%
           176,058  Ace, Ltd.                                         10,045,869
            30,875  American Financial Group, Inc.                     1,050,985
             8,839  American International Group, Inc.                   594,158
            50,885  Arch Capital Group Ltd.(1)                         3,470,866
           116,618  Aspen Insurance Holdings Ltd.                      3,056,558
            60,124  Axis Capital Holdings Limited                      2,035,799
           140,265  Endurance Specialty Holdings Ltd.                  5,013,071
            19,868  Odyssey Re Holdings Corp.                            781,011
            36,149  PartnerRe Ltd.                                     2,477,652
                                                                 ---------------
                                                                      28,525,969
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
            98,034  Expedia Inc.(1)                                    2,272,428
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
           195,402  EarthLink Inc.(1)                                  1,436,205
           210,899  United Online, Inc.                                2,958,913
                                                                 ---------------
                                                                       4,395,118
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
IT SERVICES - 5.5%
           178,301  Accenture Ltd. Cl A                                6,871,721
            89,094  Acxiom Corp.                                       1,905,721
           105,031  Computer Sciences Corp.(1)                         5,475,266
            89,955  Electronic Data Systems Corp.                      2,489,954
           187,211  International Business
                    Machines Corp.                                    17,646,508
                                                                 ---------------
                                                                      34,389,170
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.1%
            53,301  Eastman Kodak Co.                                  1,202,471
           103,835  Hasbro, Inc.                                       2,971,757
           103,198  Mattel, Inc.                                       2,845,169
                                                                 ---------------
                                                                       7,019,397
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
           165,819  Applera Corporation -
                    Applied Biosystems Group                           4,903,268
                                                                 ---------------
MACHINERY - 1.6%
            70,901  Cummins Inc.                                      10,260,793
                                                                 ---------------
MEDIA - 1.1%
           130,870  CBS Corp. Cl B                                     4,003,313
            15,872  Idearc Inc.                                          557,107
            69,458  Walt Disney Co. (The)                              2,391,439
                                                                 ---------------
                                                                       6,951,859
                                                                 ---------------
METALS & MINING - 1.7%
            78,852  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    5,219,214
            52,013  United States Steel Corp.                          5,158,129
                                                                 ---------------
                                                                      10,377,343
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            58,104  Big Lots, Inc.(1)                                  1,817,493
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.2%
           220,010  Chevron Corp.                                     16,271,939
           170,533  ConocoPhillips                                    11,655,931
            55,290  EnCana Corp.                                       2,799,333
           422,218  Exxon Mobil Corp.                                 31,856,347
            84,777  Marathon Oil Corp.                                 8,378,511
            84,470  Occidental Petroleum Corp.                         4,165,216
            31,680  Tesoro Corp.                                       3,181,622
            52,670  Valero Energy Corp.                                3,396,688
                                                                 ---------------
                                                                      81,705,587
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 7.0%
           216,250  Biovail Corp.                                      4,727,225
           142,834  Johnson & Johnson                                  8,607,177
           156,844  King Pharmaceuticals, Inc.(1)                      3,085,121
           255,307  Merck & Co., Inc.                                 11,276,910
           609,840  Pfizer Inc.                                       15,404,559
            32,636  ViroPharma Inc.(1)                                   468,327
                                                                 ---------------
                                                                      43,569,319
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
           119,735  iStar Financial Inc.                               5,607,190
            18,553  Potlatch Corp.                                       849,356
                                                                 ---------------
                                                                       6,456,546
                                                                 ---------------
ROAD & RAIL - 0.9%
            23,557  Burlington Northern
                    Santa Fe Corp.                                     1,894,689
            26,262  CSX Corporation                                    1,051,793
            24,513  Norfolk Southern Corp.                             1,240,358
            16,032  Union Pacific Corp.                                1,628,050
                                                                 ---------------
                                                                       5,814,890
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.7%
           317,675  Amkor Technology Inc.(1)                           3,964,585
           172,300  Applied Materials, Inc.                            3,156,536
             3,887  Intel Corp.                                           74,358
            69,519  Lam Research Corp.(1)                              3,291,029
             3,889  Novellus Systems, Inc.(1)                            124,526
                                                                 ---------------
                                                                      10,611,034
                                                                 ---------------
SOFTWARE - 1.9%
            24,923  BMC Software Inc.(1)                                 767,379
           365,386  Microsoft Corporation                             10,183,308
            22,851  Sybase, Inc.(1)                                      577,673
                                                                 ---------------
                                                                      11,528,360
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
            76,247  AutoNation, Inc.(1)                                1,619,486
            61,345  Barnes & Noble Inc.                                2,420,060
            38,764  Brown Shoe Company, Inc.                           1,628,088
            77,558  Group 1 Automotive, Inc.                           3,084,482
                                                                 ---------------
                                                                       8,752,116
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.4%
            52,953  Corus Bankshares Inc.                                903,378
           131,495  Countrywide Financial Corporation                  4,423,492

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,394  Downey Financial Corp.                               606,289
            76,400  IndyMac Bancorp, Inc.                              2,448,620
           311,469  Washington Mutual, Inc.                           12,577,118
                                                                 ---------------
                                                                      20,958,897
                                                                 ---------------
TOBACCO - 0.2%
            10,693  Altria Group Inc.                                    938,952
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           113,502  Sprint Nextel Corp.                                2,151,998
                                                                 ---------------
TOTAL COMMON STOCKS                                                  619,243,748
(Cost $509,498,080)                                              ---------------

TEMPORARY CASH INVESTMENTS(2)
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/07,
valued at $305,954), in a joint trading account
at 5.05%, dated 3/30/07, due 4/2/07
(Delivery value $300,126)                                                300,000
(Cost $300,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 99.5%                                  619,543,748
(Cost $509,798,080)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.5%                                    2,893,093
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 622,436,841
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 514,601,930
                                                                 ===============
Gross tax appreciation of investments                             $ 116,621,768
Gross tax depreciation of investments                               (11,679,950)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $ 104,941,818
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
AUSTRALIA - 4.6%
           433,839  BHP Billiton Ltd.(1)                          $   10,495,204
           110,540  CSL Ltd.                                           7,369,277
           286,110  National Australia Bank Ltd.(1)                    9,355,150
           412,910  QBE Insurance Group Ltd.                          10,540,312
            76,660  Rio Tinto Ltd.(1)                                  4,889,748
                                                                 ---------------
                                                                      42,649,691
                                                                 ---------------
AUSTRIA - 1.0%
           117,058  Erste Bank der Oesterreichischen
                    Sparkassen AG                                      9,114,436
                                                                 ---------------
BELGIUM - 1.8%
            83,080  KBC Groupe(1)                                     10,331,252
            37,720  Umicore                                            6,705,172
                                                                 ---------------
                                                                      17,036,424
                                                                 ---------------
CANADA - 0.6%
           168,360  Rogers Communications Inc. Cl B                    5,517,583
                                                                 ---------------
CZECH REPUBLIC - 0.5%
           112,910  CEZ AS(2)                                          5,066,022
                                                                 ---------------
DENMARK - 0.9%
           140,330  Vestas Wind Systems AS(2)                          7,859,687
                                                                 ---------------
FINLAND - 1.4%
           116,410  Kone Oyj(1)                                        6,649,511
           125,120  Metso Oyj(1)                                       6,608,964
                                                                 ---------------
                                                                      13,258,475
                                                                 ---------------
FRANCE - 9.3%
           124,820  Accor SA(1)                                       11,925,958
           320,805  AXA SA                                            13,599,038
           111,660  Groupe Danone(1)                                  18,238,294
            40,500  LVMH Moet Hennessy
                    Louis Vuitton SA(1)                                4,492,156
            42,070  PPR SA(1)                                          6,726,097
            48,259  Societe Generale(1)                                8,338,195
           196,420  Total SA(1)                                       13,759,142
           115,130  Veolia Environnement(1)                            8,558,386
                                                                 ---------------
                                                                      85,637,266
                                                                 ---------------
GERMANY - 8.4%
            45,400  Allianz SE                                         9,320,048
            68,480  BASF AG                                            7,708,120
            78,960  DaimlerChrysler AG(1)                              6,474,939

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            38,240  Deutsche Boerse AG                                 8,758,751
            64,971  Fresenius Medical Care
                    AG & Co. KGaA                                      9,451,208
           173,170  GEA Group AG                                       4,792,063
            67,239  Hochtief AG                                        6,815,899
           203,200  KarstadtQuelle AG(1)(2)                            7,490,191
            61,720  Linde AG(1)                                        6,647,991
            52,720  Q-Cells AG(2)                                      3,382,506
            58,510  Siemens AG                                         6,253,005
                                                                 ---------------
                                                                      77,094,721
                                                                 ---------------
GREECE - 1.7%
            70,070  Hellenic Telecommunications
                    Organization SA(2)                                 1,916,559
           253,620  National Bank of Greece SA                        13,447,271
                                                                 ---------------
                                                                      15,363,830
                                                                 ---------------
HONG KONG - 1.6%
         1,045,700  Esprit Holdings Limited                           12,264,725
           678,400  Li & Fung Ltd.                                     2,131,354
                                                                 ---------------
                                                                      14,396,079
                                                                 ---------------
INDIA - 2.3%
            91,000  Housing Development
                    Finance Corp. Ltd.                                 3,208,531
           111,000  Infosys Technologies Ltd.                          5,180,858
           786,080  Reliance Communication
                    Ventures Ltd.(2)                                   7,656,623
           194,720  Tata Consultancy Services Ltd.                     5,559,816
                                                                 ---------------
                                                                      21,605,828
                                                                 ---------------
IRELAND - 1.6%
           365,213  Anglo Irish Bank Corp. plc                         7,804,164
           147,520  Ryanair Holdings plc ADR(1)(2)                     6,607,421
                                                                 ---------------
                                                                      14,411,585
                                                                 ---------------
ITALY - 4.3%
           338,870  Banco Popolare di Verona e
                    Novara Scrl(1)                                    10,522,435
           245,140  ENI SpA                                            7,975,384
           193,350  Finmeccanica SpA(1)                                5,812,757
           143,380  Luxottica Group SpA                                4,570,894
           381,469  Saipem SpA                                        11,106,466
                                                                 ---------------
                                                                      39,987,936
                                                                 ---------------
JAPAN - 16.7%
           617,000  Bank of Yokohama Ltd. (The)                        4,604,126
           151,500  Canon, Inc.                                        8,141,220
            58,200  Fanuc Ltd.                                         5,420,043
            72,000  Haseko Corp.(2)                                      262,829

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            45,000  Ibiden Co. Ltd.                                    2,334,140
           589,880  iShares MSCI Japan
                    Index Fund(1)                                      8,618,147
           725,000  Isuzu Motors Ltd.                                  3,637,463
           203,700  JTEKT Corp.                                        3,570,954
               940  KDDI Corp.                                         7,509,147
           108,900  LAWSON Inc.(1)                                     4,187,928
            73,000  Makita Corp.(1)                                    2,708,179
           754,000  Marubeni Corp.                                     4,583,081
         1,223,000  Mitsubishi Electric Corp.                         12,604,287
               400  Mitsubishi UFJ Financial
                    Group, Inc.                                        4,516,320
            37,000  Murata Manufacturing Co. Ltd.                      2,701,303
            43,500  Nintendo Co., Ltd.(1)                             12,648,033
           934,000  Nippon Steel Corp.(1)                              6,565,236
           572,000  Nippon Yusen Kabushiki Kaisha(1)                   4,588,820
            48,730  ORIX Corp.                                        12,700,123
           899,000  Osaka Gas Co. Ltd.                                 3,487,780
            96,100  Sony Corp.(1)                                      4,886,787
           726,000  Sumitomo Heavy Industries Ltd.                     7,235,655
           236,000  Sumitomo Realty &
                    Development Co. Ltd.(1)                            8,955,558
           452,000  Tokyo Tatemono Co. Ltd.                            6,822,497
           165,800  Toyota Motor Corp.                                10,626,852
                                                                 ---------------
                                                                     153,916,508
                                                                 ---------------
MEXICO - 0.9%
           170,000  America Movil, SAB de CV ADR                       8,124,299
                                                                 ---------------
NETHERLANDS - 2.9%
           309,290  ING Groep N.V. CVA                                13,073,737
            59,420  Koninklijke Philips
                    Electronics N.V.(1)                                2,268,856
           219,770  Royal Numico N.V.(1)                              11,332,569
                                                                 ---------------
                                                                      26,675,162
                                                                 ---------------
NORWAY - 2.8%
           235,095  Aker Kvaerner ASA(1)                               5,297,676
           457,720  Statoil ASA(1)                                    12,460,036
           199,930  Telenor ASA                                        3,551,593
           170,890  Yara International ASA                             4,715,205
                                                                 ---------------
                                                                      26,024,510
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.7%
         3,307,000  China Merchants
                    Bank Co. Ltd. Cl H(1)(2)                           6,669,736
                                                                 ---------------
RUSSIAN FEDERATION - 0.6%
           104,760  Mobile TeleSystems ADR(1)                          5,862,370
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SINGAPORE - 0.7%
           535,000  Keppel Corp. Ltd.                                  6,699,401
                                                                 ---------------
SOUTH KOREA - 0.9%
            13,690  Samsung Electronics                                8,192,028
                                                                 ---------------
SPAIN - 1.7%
           462,407  Cintra Concesiones de
                    Infraestructuras de Transporte(1)                  8,658,299
           114,410  Inditex SA                                         7,109,797
                                                                 ---------------
                                                                      15,768,096
                                                                 ---------------
SWEDEN - 2.0%
           227,680  Swedbank AB A Shares                               7,970,414
         2,931,430  Telefonaktiebolaget LM
                    Ericsson Cl B                                     10,786,729
                                                                 ---------------
                                                                      18,757,143
                                                                 ---------------
SWITZERLAND - 11.9%
           540,460  ABB Ltd.(1)                                        9,248,894
            18,710  Actelion Ltd.(2)                                   4,360,202
            35,760  Adecco SA(1)                                       2,269,846
           115,760  Compagnie Financiere
                    Richemont AG Cl A                                  6,471,588
           180,700  Credit Suisse Group                               12,963,956
           112,320  Holcim Ltd.                                       11,246,324
            79,370  Julius Baer Holding AG                            10,826,892
            12,130  Nestle SA                                          4,722,961
           142,050  Novartis AG(1)                                     8,145,860
            83,356  Roche Holding AG(1)                               14,744,778
            62,179  Syngenta AG                                       11,894,045
            66,966  Synthes Inc.                                       8,264,347
            77,492  UBS AG                                             4,603,170
                                                                 ---------------
                                                                     109,762,863
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.1%
         1,184,400  Hon Hai Precision
                    Industry Co., Ltd.                                 7,946,111
         1,432,000  Quanta Computer Inc.                               2,185,434
                                                                 ---------------
                                                                      10,131,545
                                                                 ---------------
UNITED KINGDOM - 15.9%
           806,783  Barclays plc                                      11,444,470
           801,940  BG Group plc                                      11,565,104
           115,690  British American Tobacco plc                       3,616,791
         1,061,825  Burberry Group plc                                13,641,742
           560,137  Capita Group plc                                   7,521,434
           466,628  Carphone Warehouse
                    Group plc(1)                                       2,540,751
           394,670  Daily Mail and General Trust
                    plc A Shares                                       6,305,127

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           401,570  Experian Group Ltd.                                4,625,853
           313,558  GlaxoSmithKline plc                                8,618,228
           758,060  International Power plc                            5,913,580
           854,600  Man Group plc                                      9,331,674
           276,447  Marks & Spencer Group plc                          3,679,454
           165,090  Pearson plc                                        2,832,311
           480,570  Prudential plc                                     6,783,944
           188,567  Reckitt Benckiser plc                              9,816,558
           338,454  Royal Bank of Scotland Group plc                  13,211,283
           130,150  SABMiller plc                                      2,855,109
         1,623,531  Tesco plc                                         14,190,305
         3,033,710  Vodafone Group plc                                 8,087,551
                                                                 ---------------
                                                                     146,581,269
                                                                 ---------------
UNITED STATES - 0.4%
           137,340  Virgin Media Inc.                                  3,467,835
                                                                 ---------------
TOTAL COMMON STOCKS                                                  915,632,328
(Cost $684,172,460)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.625% - 4.375%,
1/31/08 - 5/15/08, valued at $5,302,018),
in a joint trading account at 5.05%,
dated 3/30/07, due 4/2/07
(Delivery value $5,202,188)                                            5,200,000
(Cost $5,200,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 17.9%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $30,013,575)                               30,000,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 5.38%,
dated 3/30/07, due 4/2/07
(Delivery value $35,629,478)                                          35,613,511

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.44%, dated 3/30/07,
due 4/2/07 (Delivery value $100,045,333)                             100,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        165,613,511
(Cost $165,613,511)                                              ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 117.7%                               1,086,445,839
(Cost $854,985,971)                                              ---------------

OTHER ASSETS AND LIABILITIES - (17.7)%                             (163,260,210)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  923,185,629
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 27.0%
Industrials                                                                14.3%
Consumer Discretionary                                                     13.7%
Materials                                                                   7.7%
Consumer Staples                                                            7.5%
Information Technology                                                      7.1%
Energy                                                                      6.7%
Health Care                                                                 6.6%
Telecommunication Services                                                  4.3%
Utilities                                                                   2.5%
Diversified                                                                 0.9%
Wireless Telecommunication Services                                         0.9%
Cash and Equivalents(+)                                                     0.8%

(+) Includes temporary cash investments, collateral for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $157,678,327.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $856,875,992
                                                                 ===============
Gross tax appreciation of investments                              $234,468,854
Gross tax depreciation of investments                                (4,899,007)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $229,569,847
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 1.0%
             1,320  Northrop Grumman Corp.                         $      97,970
                                                                 ---------------
BEVERAGES - 2.0%
             2,470  Coca-Cola Company (The)                              118,560
             2,540  Pepsi Bottling Group Inc.                             81,001
                                                                 ---------------
                                                                         199,561
                                                                 ---------------
BIOTECHNOLOGY - 0.3%
               640  Amgen Inc.(1)                                         35,763
                                                                 ---------------
CAPITAL MARKETS - 4.2%
             2,500  Bank of New York Co., Inc. (The)                     101,375
             1,980  Merrill Lynch & Co., Inc.                            161,707
             2,160  Morgan Stanley                                       170,121
                                                                 ---------------
                                                                         433,203
                                                                 ---------------
CHEMICALS - 2.1%
             1,970  du Pont (E.I.) de Nemours & Co.                       97,377
             1,740  PPG Industries, Inc.(2)                              122,340
                                                                 ---------------
                                                                         219,717
                                                                 ---------------
COMMERCIAL BANKS - 6.4%
             1,810  National City Corp.                                   67,423
               950  PNC Financial Services Group                          68,372
             3,980  U.S. Bancorp(2)                                      139,181
             2,930  Wachovia Corp.                                       161,296
             6,420  Wells Fargo & Co.                                    221,040
                                                                 ---------------
                                                                         657,312
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
             1,980  R.R. Donnelley & Sons Company                         72,448
             1,660  Waste Management, Inc.                                57,121
                                                                 ---------------
                                                                         129,569
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
             1,360  Motorola, Inc.(2)                                     24,031
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
             3,560  Hewlett-Packard Co.                                  142,898
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
             2,490  H & R Block, Inc.                                     52,390
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
             6,900  Bank of America Corp.                                352,037
             9,270  Citigroup Inc.                                       475,921
             5,120  JPMorgan Chase & Co.                                 247,706
                                                                 ---------------
                                                                       1,075,664
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.5%
             8,180  AT&T Inc.                                            322,538
             3,620  Verizon Communications Inc.                          137,270
                                                                 ---------------
                                                                         459,808
                                                                 ---------------
ELECTRIC UTILITIES - 3.0%
             2,440  Exelon Corporation                                   167,652
             3,510  PPL Corporation                                      143,559
                                                                 ---------------
                                                                         311,211
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
               360  National Oilwell Varco, Inc.(1)                       28,004
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
             4,620  Kroger Co. (The)                                     130,515
             2,090  Wal-Mart Stores, Inc.                                 98,126
                                                                 ---------------
                                                                         228,641
                                                                 ---------------
FOOD PRODUCTS - 1.3%
             4,490  Unilever N.V. New York Shares                        131,198
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
               580  Quest Diagnostics Inc.(2)                             28,925
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
             2,190  McDonald's Corporation                                98,660
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             2,230  Newell Rubbermaid Inc.                                69,331
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.9%
             4,800  General Electric Co.                                 169,728
             3,980  Tyco International Ltd.                              125,569
                                                                 ---------------
                                                                         295,297
                                                                 ---------------
INSURANCE - 6.4%
             2,120  Allstate Corp.                                       127,327
             2,780  American International Group, Inc.                   186,872
             1,290  Hartford Financial Services
                    Group Inc. (The)                                     123,298
             2,030  Loews Corp.                                           92,223
             1,960  Marsh & McLennan
                    Companies, Inc.                                       57,408
             1,050  Torchmark Corp.                                       68,870
                                                                 ---------------
                                                                         655,998
                                                                 ---------------
IT SERVICES - 1.8%
             1,080  Fiserv, Inc.(1)                                       57,305
             1,330  International Business
                    Machines Corp.                                       125,366
                                                                 ---------------
                                                                         182,671
                                                                 ---------------
MACHINERY - 3.6%
               710  Caterpillar Inc.                                      47,591
               750  Deere & Co.                                           81,480
             1,450  Dover Corp.                                           70,775
             2,190  Ingersoll-Rand Company Cl A                           94,980
               820  Parker-Hannifin Corp.                                 70,774
                                                                 ---------------
                                                                         365,600
                                                                 ---------------
MEDIA - 3.7%
             2,040  Gannett Co., Inc.                                    114,832
             9,040  Time Warner Inc.                                     178,268
             2,050  Viacom Inc. Cl B(1)                                   84,276
                                                                 ---------------
                                                                         377,376
                                                                 ---------------
METALS & MINING - 0.5%
               770  Nucor Corp.                                           50,150
                                                                 ---------------
MULTI-UTILITIES - 0.6%
             2,610  NiSource Inc.                                         63,788
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
             3,790  Xerox Corp.(1)                                        64,013
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 13.3%
               860  Anadarko Petroleum Corp.                              36,963
             4,230  Chevron Corp.                                        312,851
             3,040  ConocoPhillips                                       207,784
               720  Devon Energy Corporation                              49,838
             6,470  Exxon Mobil Corp.                                    488,161
             4,010  Royal Dutch Shell plc ADR                            265,863
                                                                 ---------------
                                                                       1,361,460
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
             1,494  Weyerhaeuser Co.                                     111,662
                                                                 ---------------
PHARMACEUTICALS - 7.5%
             2,890  Abbott Laboratories                                  161,262
             1,050  Eli Lilly and Company                                 56,396
             2,280  Johnson & Johnson                                    137,393
             1,650  Merck & Co., Inc.                                     72,881
             7,860  Pfizer Inc.                                          198,543
             2,840  Wyeth                                                142,085
                                                                 ---------------
                                                                         768,560
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.7%
             1,460  Applied Materials, Inc.(2)                            26,747
             2,230  Intel Corp.                                           42,660
                                                                 ---------------
                                                                          69,407
                                                                 ---------------
SOFTWARE - 2.2%
             5,670  Microsoft Corporation                                158,023
             3,480  Oracle Corp.(1)                                       63,092
                                                                 ---------------
                                                                         221,115
                                                                 ---------------
SPECIALTY RETAIL - 1.3%
             3,120  Gap, Inc. (The)                                       53,695
             2,120  Home Depot, Inc. (The)                                77,889
                                                                 ---------------
                                                                         131,584
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
             1,670  Liz Claiborne, Inc.                                   71,560
               850  VF Corp.(2)                                           70,227
                                                                 ---------------
                                                                         141,787
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 4.1%
             4,200  Freddie Mac                                          249,858
             1,000  MGIC Investment Corp.                                 58,920
             2,930  Washington Mutual, Inc.(2)                           118,313
                                                                 ---------------
                                                                         427,091
                                                                 ---------------
TOBACCO - 1.5%
             1,730  Altria Group Inc.                                    151,911
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
             4,770  Sprint Nextel Corp.                                   90,439
                                                                 ---------------
TOTAL COMMON STOCKS                                                    9,953,765
(Cost $9,342,070)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/07,
valued at $203,970), in a joint trading account
at 5.05%, dated 3/30/07, due 4/2/07
(Delivery value $200,084)                                                200,000
                                                                 ---------------
(Cost $200,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 5.3%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $538,844)                                                538,603
                                                                 ---------------
(Cost $538,603)

TOTAL INVESTMENT SECURITIES - 104.6%                                  10,692,368
                                                                 ---------------
(Cost $10,080,673)

OTHER ASSETS AND LIABILITIES - (4.6)%                                  (471,694)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  10,220,674
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $527,199.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 10,091,416
                                                                 ===============
Gross tax appreciation of investments                              $    703,056
Gross tax depreciation of investments                                  (102,104)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    600,952
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.8%
AEROSPACE & DEFENSE - 1.0%
            11,476  Honeywell International Inc.                   $     528,683
             2,970  Northrop Grumman Corp.                               220,433
                                                                 ---------------
                                                                         749,116
                                                                 ---------------
AIRLINES - 1.3%
            67,357  Southwest Airlines Co.                               990,148
                                                                 ---------------
AUTO COMPONENTS - 0.6%
             7,937  Autoliv, Inc.                                        453,282
                                                                 ---------------
AUTOMOBILES - 0.2%
             4,159  Winnebago Industries(1)                              139,867
                                                                 ---------------
BEVERAGES - 4.4%
            21,645  Anheuser-Busch Companies, Inc.                     1,092,207
            79,929  Coca-Cola Enterprises Inc.                         1,618,561
            21,586  Pepsi Bottling Group Inc.                            688,378
                                                                 ---------------
                                                                       3,399,146
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
            13,681  Masco Corp.                                          374,859
                                                                 ---------------
CAPITAL MARKETS - 1.2%
            19,276  Nuveen Investments Inc. Cl A                         911,755
                                                                 ---------------
CHEMICALS - 2.1%
            15,493  Minerals Technologies Inc.                           963,045
            27,093  Olin Corp.                                           458,955
             4,279  Rohm and Haas Co.                                    221,310
                                                                 ---------------
                                                                       1,643,310
                                                                 ---------------
COMMERCIAL BANKS - 7.0%
            12,173  BancorpSouth Inc.                                    297,630
            27,817  BB&T Corporation                                   1,141,053
             4,588  Commerce Bancshares, Inc.                            221,646
            35,374  Fifth Third Bancorp                                1,368,620
            13,518  Marshall & Ilsley Corp.                              626,019
            30,662  South Financial Group Inc. (The)                     757,965
            13,804  SunTrust Banks, Inc.                               1,146,284
                                                                 ---------------
                                                                       5,559,217
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 3.1%
            15,036  Pitney Bowes, Inc.                                   682,484
            38,726  Republic Services, Inc.                            1,077,358
            19,952  Waste Management, Inc.                               686,548
                                                                 ---------------
                                                                       2,446,390
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.2%
             2,930  Diebold, Inc.(1)                                     139,790
                                                                 ---------------
CONTAINERS & PACKAGING - 1.4%
            32,063  Bemis Co., Inc.                                    1,070,584
                                                                 ---------------
DISTRIBUTORS - 0.5%
             7,713  Genuine Parts Company                                377,937
                                                                 ---------------
DIVERSIFIED - 3.2%
            29,878  iShares S&P MidCap 400
                    Index Fund                                         2,527,081
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.3%
            52,516  BCE Inc. ORD                                       1,486,989
             5,282  Citizens Communications
                    Company                                               78,966
            89,938  Iowa Telecommunications
                    Services Inc.                                      1,798,760
                                                                 ---------------
                                                                       3,364,715
                                                                 ---------------
ELECTRIC UTILITIES - 1.7%
             6,474  IDACORP, Inc.                                        219,080
            37,115  Portland General Electric Co.(1)                   1,083,758
                                                                 ---------------
                                                                       1,302,838
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.2%
            23,223  Hubbell Inc. Cl A(1)                               1,080,334
            13,539  Hubbell Inc. Cl B                                    653,121
                                                                 ---------------
                                                                       1,733,455
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
             4,272  CPI International Inc.(1)(2)                          82,108
            33,252  Vishay Intertechnology, Inc.(2)                      464,863
                                                                 ---------------
                                                                         546,971
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
             4,155  Costco Wholesale Corp.                               223,705
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 7.9%
            28,104  ConAgra Foods, Inc.                                  700,071
            64,232  Diamond Foods Inc.                                 1,069,463
            11,496  General Mills, Inc.                                  669,297
            28,947  H.J. Heinz Co.                                     1,363,982
            11,771  Kellogg Co.                                          605,383
            18,067  Kraft Foods Inc. Cl A(3)                             572,905
            33,430  Kraft Foods Inc. Cl A(1)                           1,058,394
            18,345  Maple Leaf Foods Inc. ORD                            226,866
                                                                 ---------------
                                                                       6,266,361
                                                                 ---------------
GAS UTILITIES - 1.6%
            38,292  WGL Holdings Inc.                                  1,224,578
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
             9,638  Beckman Coulter, Inc.                                615,772
            20,841  National Dentex Corp.(2)                             293,441
            16,927  Steris Corp.                                         449,581
            86,352  Symmetry Medical Inc.(2)                           1,410,128
                                                                 ---------------
                                                                       2,768,922
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.6%
             1,835  LifePoint Hospitals Inc.(2)                           70,134
             6,545  Universal Health
                    Services, Inc. Cl B                                  374,766
                                                                 ---------------
                                                                         444,900
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.8%
            16,185  International Speedway Corp.                         836,765
            36,763  OSI Restaurant Partners, Inc.                      1,452,139
            57,494  Speedway Motorsports Inc.                          2,227,892
                                                                 ---------------
                                                                       4,516,796
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
             5,374  Hunter Douglas N.V. ORD                              473,698
             4,435  Whirlpool Corp.                                      376,576
                                                                 ---------------
                                                                         850,274
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
             4,779  Clorox Company                                       304,375
            21,236  Kimberly-Clark Corp.                               1,454,453
                                                                 ---------------
                                                                       1,758,828
                                                                 ---------------
INSURANCE - 8.1%
            13,205  Ambac Financial Group, Inc.(1)                     1,140,779
            14,355  Aspen Insurance Holdings Ltd.                        376,245

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            28,134  Chubb Corp.                                        1,453,683
            13,196  Gallagher (Arthur J.) & Co.(1)                       373,843
            28,274  Genworth Financial Inc. Cl A                         987,894
             4,705  Hartford Financial Services
                    Group Inc. (The)                                     449,704
            18,174  Horace Mann Educators Corp.(1)                       373,476
            33,956  Marsh & McLennan
                    Companies, Inc.                                      994,570
            15,202  RAM Holdings Ltd.(2)                                 231,831
                                                                 ---------------
                                                                       6,382,025
                                                                 ---------------
IT SERVICES - 0.4%
            22,757  NCI Inc. Cl A(2)                                     335,666
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
            11,938  Arctic Cat Inc.(1)                                   232,672
             7,439  RC2 Corp.(1)(2)                                      300,461
                                                                 ---------------
                                                                         533,133
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
             4,721  Invitrogen Corp.(1)(2)                               300,492
            31,349  PRA International(1)(2)                              675,884
                                                                 ---------------
                                                                         976,376
                                                                 ---------------
MACHINERY - 0.9%
            53,550  Altra Holdings Inc.(2)                               734,171
                                                                 ---------------
MEDIA - 0.4%
             8,676  Dow Jones & Co., Inc.(1)                             299,062
                                                                 ---------------
METALS & MINING - 1.3%
            10,703  Compass Minerals
                    International Inc.(1)                                357,480
            16,215  Newmont Mining Corporation                           680,868
                                                                 ---------------
                                                                       1,038,348
                                                                 ---------------
MULTI-UTILITIES - 4.9%
            27,416  Ameren Corp.(1)                                    1,379,025
            77,589  Puget Energy, Inc.                                 1,992,486
             9,293  Wisconsin Energy Corp.                               450,896
                                                                 ---------------
                                                                       3,822,407
                                                                 ---------------
MULTILINE RETAIL - 1.6%
            46,797  Dollar General Corp.                                 989,756

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             7,585  Family Dollar Stores, Inc.                           224,668
                                                                 ---------------
                                                                       1,214,424
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.1%
            11,880  Apache Corp.                                         839,915
            13,765  Equitable Resources Inc.                             665,125
            12,600  Murphy Oil Corp.                                     672,840
             6,142  St. Mary Land & Exploration Co.                      225,289
                                                                 ---------------
                                                                       2,403,169
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
            19,880  MeadWestvaco Corp.                                   613,099
             6,048  Weyerhaeuser Co.                                     452,028
                                                                 ---------------
                                                                       1,065,127
                                                                 ---------------
PHARMACEUTICALS - 0.7%
             2,965  Mylan Laboratories Inc.                               62,680
            17,084  Watson Pharmaceuticals, Inc.(2)                      451,530
                                                                 ---------------
                                                                         514,210
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
            14,395  Annaly Capital
                    Management Inc.(1)                                   222,835
            51,557  Education Realty Trust, Inc.                         762,012
                                                                 ---------------
                                                                         984,847
                                                                 ---------------
ROAD & RAIL - 0.3%
            12,921  Heartland Express, Inc.(1)                           205,185
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.4%
            24,545  Applied Materials, Inc.                              449,664
             8,493  KLA-Tencor Corp.                                     452,847
            13,270  Teradyne, Inc.(2)                                    219,486
                                                                 ---------------
                                                                       1,121,997
                                                                 ---------------
SOFTWARE - 0.6%
            17,112  Synopsys, Inc.(2)                                    448,848
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
            14,587  Lowe's Companies, Inc.                               459,345
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 7.2%
            43,814  Freddie Mac                                        2,606,495
            35,377  MGIC Investment Corp.                              2,084,413

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            42,154  Washington Federal, Inc.                             988,933
                                                                 ---------------
                                                                       5,679,841
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.9%
             3,029  Grainger (W.W.), Inc.                                233,960
            20,491  Interline Brands Inc.(1)(2)                          449,163
                                                                 ---------------
                                                                         683,123
                                                                 ---------------
TOTAL COMMON STOCKS                                                   74,686,129
(Cost $72,164,924)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/07,
valued at $2,651,604), in a joint trading
account at 5.05%, dated 3/30/07,
due 4/2/07 (Delivery value $2,601,094)(4)                              2,600,000
(Cost $2,600,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 9.7%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $7,596,390)                                            7,592,986
(Cost $7,592,986)                                                ---------------

TOTAL INVESTMENT SECURITIES - 108.8%                                  84,879,115
(Cost $82,357,910)                                               ---------------

OTHER ASSETS AND LIABILITIES - (8.8)%                                (6,852,005)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  78,027,110
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    Contracts                Settlement                              Unrealized
     to Sell                    Date               Value             Gain (Loss)
--------------------------------------------------------------------------------
 1,529,577  CAD for USD        4/30/07          $ 1,327,543           $(4,686)
   254,325  Euro for USD       4/30/07              340,032              (366)
                                             -----------------------------------
                                                $ 1,667,575           $(5,052)
                                             ===================================
(Value on Settlement Date $1,662,523)

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $7,445,131.
(2) Non-income producing.
(3) When-issued security.
(4) Security, or a portion thereof, has been segregated for a when-issued security.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 82,782,845
                                                                 ===============
Gross tax appreciation of investments                              $  2,884,696
Gross tax depreciation of investments                                  (788,426)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,096,270
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA(reg.sm) FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 4.9%
           153,760  Boeing Co.                                     $  13,670,803
            70,540  Precision Castparts Corp.                          7,339,687
           208,750  United Technologies Corp.                         13,568,750
                                                                 ---------------
                                                                      34,579,240
                                                                 ---------------
AIRLINES - 0.7%
           107,350  US Airways Group Inc.(1)(2)                        4,882,278
                                                                 ---------------
AUTOMOBILES - 0.8%
           101,080  Harley-Davidson, Inc.                              5,938,450
                                                                 ---------------
BEVERAGES - 2.2%
           242,860  PepsiCo, Inc.                                     15,436,182
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
           113,127  Amgen Inc.(1)                                      6,321,537
            51,416  Genentech, Inc.(1)                                 4,222,282
                                                                 ---------------
                                                                      10,543,819
                                                                 ---------------
CAPITAL MARKETS - 6.8%
            87,010  Franklin Resources, Inc.                          10,513,418
            43,572  Goldman Sachs Group, Inc. (The)                    9,003,282
           151,600  Morgan Stanley                                    11,940,015
           227,285  T. Rowe Price Group Inc.                          10,725,579
           387,503  TD Ameritrade Holding Corp.(1)                     5,766,045
                                                                 ---------------
                                                                      47,948,339
                                                                 ---------------
CHEMICALS - 2.0%
           150,700  Ecolab Inc.                                        6,480,100
           144,460  Monsanto Co.                                       7,939,522
                                                                 ---------------
                                                                      14,419,622
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
            94,730  Manpower Inc.(2)                                   6,988,232
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.0%
         1,085,364  Cisco Systems Inc.(1)                             27,709,343
           170,946  QUALCOMM Inc.                                      7,292,556
                                                                 ---------------
                                                                      35,001,899
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.2%
           191,440  Apple Inc.(1)                                     17,786,690
           284,540  Hewlett-Packard Co.                               11,421,436
                                                                 ---------------
                                                                      29,208,126
                                                                 ---------------
DIVERSIFIED - 2.0%
            39,750  iShares FTSE/Xinhua China 25
                    Index Fund(2)                                      4,066,425
            72,530  Standard and Poor's 500
                    Depositary Receipt(2)                             10,302,887
                                                                 ---------------
                                                                      14,369,312
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.2%
            15,750  Chicago Mercantile Exchange
                    Holdings Inc.(2)                                   8,386,245
            31,320  IntercontinentalExchange Inc.(1)                   3,827,617
           170,406  Moody's Corp.                                     10,575,397
                                                                 ---------------
                                                                      22,789,259
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.2%
           352,240  Emerson Electric Co.                              15,178,022
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.9%
            92,060  Schlumberger Ltd.                                  6,361,346
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.7%
         1,218,430  Wal-Mart de Mexico, SAB de CV
                    Series V ORD(1)                                    5,200,327
           292,732  Walgreen Co.                                      13,433,471
                                                                 ---------------
                                                                      18,633,798
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
           299,540  Baxter International Inc.                         15,776,772
           105,610  Medtronic, Inc.                                    5,181,227
           265,570  Stryker Corp.(2)                                  17,612,601
            62,812  Varian Medical
                    Systems, Inc.(1)(2)                                2,995,504
                                                                 ---------------
                                                                      41,566,104
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
           145,560  Express Scripts, Inc.(1)                          11,749,603
           259,174  UnitedHealth Group Incorporated                   13,728,447
                                                                 ---------------
                                                                      25,478,050
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.8%
            70,589  Carnival Corporation                               3,307,801
            40,824  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                         2,535,170
           196,321  International Game Technology                      7,927,441
           174,270  McDonald's Corporation                             7,850,864

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           162,424  Starbucks Corporation(1)                           5,093,617
           117,380  Yum! Brands, Inc.                                  6,779,869
                                                                 ---------------
                                                                      33,494,762
                                                                 ---------------
HOUSEHOLD DURABLES - 1.2%
           155,530  Garmin Ltd.(2)                                     8,421,950
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
           159,720  Colgate-Palmolive Co.                             10,667,699
            84,430  Procter & Gamble Co. (The)                         5,332,599
                                                                 ---------------
                                                                      16,000,298
                                                                 ---------------
INSURANCE - 1.8%
           127,159  Aflac Inc.                                         5,984,103
            80,086  Ambac Financial Group, Inc.                        6,918,629
                                                                 ---------------
                                                                      12,902,732
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.9%
            70,280  Digital River Inc.(1)(2)                           3,882,970
           145,838  eBay Inc.(1)                                       4,834,530
            25,230  Google Inc. Cl A(1)(2)                            11,559,377
                                                                 ---------------
                                                                      20,276,877
                                                                 ---------------
IT SERVICES - 3.2%
            49,780  DST Systems, Inc.(1)(2)                            3,743,456
            86,730  Fiserv, Inc.(1)(2)                                 4,601,894
           364,872  Paychex, Inc.(2)                                  13,817,702
                                                                 ---------------
                                                                      22,163,052
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.6%
           275,430  Thermo Fisher Scientific Inc.(1)                  12,876,353
            92,120  Waters Corp.(1)                                    5,342,960
                                                                 ---------------
                                                                      18,219,313
                                                                 ---------------
MACHINERY - 2.7%
           223,080  Danaher Corp.(2)                                  15,939,066
            63,765  Dover Corp.                                        3,112,370
                                                                 ---------------
                                                                      19,051,436
                                                                 ---------------
MEDIA(3)
               238  Gemstar-TV Guide
                    International, Inc.(1)                                   997
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
METALS & MINING - 2.6%
            66,530  Allegheny Technologies Inc.                        7,098,086
           200,920  Rio Tinto plc ORD                                 11,471,607
                                                                 ---------------
                                                                      18,569,693
                                                                 ---------------
MULTILINE RETAIL - 3.9%
           199,470  Kohl's Corp.(1)                                   15,281,397
           205,904  Target Corp.                                      12,201,871
                                                                 ---------------
                                                                      27,483,268
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.6%
           159,400  Exxon Mobil Corp.                                 12,026,730
            80,940  Suncor Energy Inc.                                 6,179,769
                                                                 ---------------
                                                                      18,206,499
                                                                 ---------------
PHARMACEUTICALS - 1.8%
           225,750  Abbott Laboratories                               12,596,850
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.7%
            63,870  ASML Holding N.V.
                    New York Shares(1)(2)                              1,580,783
           313,860  ASML Holding N.V. ORD(1)                           7,750,559
           266,241  Microchip Technology Inc.(2)                       9,459,542
                                                                 ---------------
                                                                      18,790,884
                                                                 ---------------
SOFTWARE - 6.2%
           399,630  Adobe Systems Inc.(1)                             16,664,571
           240,598  Electronic Arts Inc.(1)                           12,116,515
           336,760  Microsoft Corporation                              9,385,501
            18,600  Nintendo Co., Ltd. ORD                             5,408,124
                                                                 ---------------
                                                                      43,574,711
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
           184,138  Bed Bath & Beyond Inc.(1)                          7,396,823
           227,663  CarMax, Inc.(1)(2)                                 5,586,850
            99,875  PETsMART, Inc.(2)                                  3,291,880
                                                                 ---------------
                                                                      16,275,553
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 3.3%
           252,760  Coach Inc.(1)                                     12,650,638
            96,940  NIKE, Inc. Cl B(2)                                10,300,844
                                                                 ---------------
                                                                      22,951,482
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.1%
           207,760  America Movil, SAB de CV ADR(2)                    9,928,851
           136,780  Rogers Communications Inc.
                    Cl B ORD                                           4,482,626
                                                                 ---------------
                                                                      14,411,477
                                                                 ---------------
TOTAL COMMON STOCKS                                                  692,713,912
(Cost $620,896,000)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.625% - 4.375%,
1/31/08 - 5/15/08, valued at $12,745,236),
in a joint trading account at 5.05%,
dated 3/30/07, due 4/2/07
(Delivery value $12,505,260)                                          12,500,000
                                                                 ---------------
(Cost $12,500,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 6.8%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $5,002,262)                                 5,000,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent), 5.38%,
dated 3/30/07, due 4/2/07
(Delivery value $43,113,014)                                          43,093,694
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         48,093,694
(Cost $48,093,694)                                               ---------------

TOTAL INVESTMENT SECURITIES - 107.2%                                 753,307,606
                                                                 ---------------
(Cost $681,489,694)

OTHER ASSETS AND LIABILITIES - (7.2)%                               (50,453,190)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 702,854,416
                                                                 ===============

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                              SETTLEMENT                            UNREALIZED
CONTRACTS TO SELL                DATE               VALUE           GAIN (LOSS)
--------------------------------------------------------------------------------
   2,562,573  CAD for USD       4/30/07         $ 2,224,096          $ (8,219)
   2,865,541  Euro for USD      4/30/07           3,831,231            (4,143)
   2,897,266  GBP for USD       4/30/07           5,699,910           (12,288)
 318,990,000  JPY for USD       4/27/07           2,717,535            24,107
  28,084,811  MXN for USD       4/30/07           2,540,046           (11,705)
                                               ---------------------------------
                                                $17,012,818          $(12,248)
                                               =================================
(Value on Settlement Date $17,000,570)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $47,091,969.
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 688,771,584
                                                                 ===============
Gross tax appreciation of investments                             $  70,931,345
Gross tax depreciation of investments                                (6,395,323)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  64,536,022
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.4%
AEROSPACE & DEFENSE - 0.6%
           349,219  Honeywell International Inc.                  $   16,085,027
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.5%
           985,212  United Parcel Service, Inc. Cl B(1)               69,063,361
                                                                 ---------------
AIRLINES - 1.1%
         2,037,900  Southwest Airlines Co.                            29,957,130
                                                                 ---------------
BEVERAGES - 5.9%
           961,297  Anheuser-Busch Companies, Inc.                    48,507,047
           333,100  Coca-Cola Company (The)                           15,988,800
         2,637,521  Coca-Cola Enterprises Inc.                        53,409,800
           768,300  Pepsi Bottling Group Inc.                         24,501,087
           339,800  PepsiCo, Inc.                                     21,597,688
                                                                 ---------------
                                                                     164,004,422
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
           283,815  Masco Corp.                                        7,776,531
                                                                 ---------------
CAPITAL MARKETS - 1.4%
           165,364  Merrill Lynch & Co., Inc.                         13,505,278
           524,000  Nuveen Investments Inc. Cl A(1)                   24,785,200
                                                                 ---------------
                                                                      38,290,478
                                                                 ---------------
CHEMICALS - 1.1%
           492,250  Minerals Technologies Inc.(1)                     30,598,260
                                                                 ---------------
COMMERCIAL BANKS - 6.4%
           868,200  BB&T Corporation                                  35,613,564
         1,213,478  Fifth Third Bancorp(1)                            46,949,465
           469,266  Marshall & Ilsley Corp.                           21,731,708
           496,584  SunTrust Banks, Inc.                              41,236,335
           858,791  U.S. Bancorp                                      30,031,921
            26,300  Zions Bancorporation                               2,222,876
                                                                 ---------------
                                                                     177,785,869
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
         1,471,236  Republic Services, Inc.                           40,929,786
           628,200  Waste Management, Inc.                            21,616,362
                                                                 ---------------
                                                                      62,546,148
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.3%
           356,600  Dell Inc.(2)                                       8,276,686
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.9%
           731,383  Bemis Co., Inc.                                   24,420,878
                                                                 ---------------
DISTRIBUTORS - 0.2%
           101,885  Genuine Parts Company                              4,992,365
                                                                 ---------------
DIVERSIFIED - 1.1%
           212,034  Standard and Poor's 500
                    Depositary Receipt(1)                             30,119,430
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.8%
         2,558,621  Bank of America Corp.                            130,540,844
           577,545  Citigroup Inc.                                    29,651,160
                                                                 ---------------
                                                                     160,192,004
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.7%
         1,541,734  AT&T Inc.                                         60,790,572
           894,700  BCE Inc. ORD                                      25,333,410
           425,721  Verizon Communications Inc.                       16,143,340
                                                                 ---------------
                                                                     102,267,322
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.6%
           116,806  Emerson Electric Co.                               5,033,171
           828,151  Hubbell Inc. Cl B(1)                              39,950,004
                                                                 ---------------
                                                                      44,983,175
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           461,936  Wal-Mart Stores, Inc.                             21,687,895
                                                                 ---------------
FOOD PRODUCTS - 8.7%
           543,200  ConAgra Foods, Inc.                               13,531,112
           401,978  General Mills, Inc.                               23,403,159
           983,766  H.J. Heinz Co.                                    46,355,054
           421,500  Kellogg Co.                                       21,677,745
         3,257,982  Kraft Foods Inc. Cl A(1)                         103,147,709
         1,127,568  Unilever N.V. New York Shares                     32,947,537
                                                                 ---------------
                                                                     241,062,316
                                                                 ---------------
GAS UTILITIES - 0.6%
           550,724  WGL Holdings Inc.(1)                              17,612,154
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           344,954  Beckman Coulter, Inc.                             22,039,111
         1,279,907  Symmetry Medical Inc.(1)(2)                       20,900,881
                                                                 ---------------
                                                                      42,939,992
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
           234,300  Universal Health Services, Inc.
                    Cl B                                              13,416,018
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.3%
           360,851  International Speedway Corp.                      18,655,997
         1,043,024  OSI Restaurant Partners, Inc.                     41,199,448
           833,572  Speedway Motorsports Inc.(1)                      32,300,915
                                                                 ---------------
                                                                      92,156,360
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
            58,000  Whirlpool Corp.                                    4,924,780
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
            78,400  Clorox Company                                     4,993,296
           765,044  Kimberly-Clark Corp.                              52,397,864
                                                                 ---------------
                                                                      57,391,160
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.4%
           174,600  3M Co.                                            13,344,678
         3,845,429  General Electric Co.                             135,974,369
                                                                 ---------------
                                                                     149,319,047
                                                                 ---------------
INSURANCE - 8.3%
           220,700  Allstate Corp.                                    13,255,242
           412,000  Ambac Financial Group, Inc.                       35,592,680
           821,806  American International Group, Inc.                55,241,799
               174  Berkshire Hathaway Inc.
                    Cl A(1)(2)                                        18,964,260
           743,900  Chubb Corp.                                       38,437,313
           841,900  Genworth Financial Inc. Cl A                      29,415,986
           108,500  Hartford Financial Services
                    Group Inc. (The)                                  10,370,430
         1,054,831  Marsh & McLennan
                    Companies, Inc.                                   30,896,000
                                                                 ---------------
                                                                     232,173,710
                                                                 ---------------
IT SERVICES - 1.7%
           496,598  International Business
                    Machines Corp.                                    46,809,327
                                                                 ---------------
METALS & MINING - 0.8%
           514,600  Newmont Mining Corporation                        21,608,054
                                                                 ---------------
MULTI-UTILITIES - 3.7%
           878,190  Ameren Corp.(1)                                   44,172,956
         1,706,260  Puget Energy, Inc.(1)                             43,816,757
           317,505  Wisconsin Energy Corp.                            15,405,343
                                                                 ---------------
                                                                     103,395,056
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.3%
         1,683,457  Dollar General Corp.                              35,605,116
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.5%
         1,296,499  BP plc ADR(1)                                     83,948,309
           326,412  Chevron Corp.                                     24,141,432
           158,261  Equitable Resources Inc.                           7,647,172
           758,619  Exxon Mobil Corp.                                 57,237,804
           142,521  Murphy Oil Corp.                                   7,610,621
                                                                 ---------------
                                                                     180,585,338
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.0%
           525,505  MeadWestvaco Corp.                                16,206,574
           177,801  Weyerhaeuser Co.                                  13,288,847
                                                                 ---------------
                                                                      29,495,421
                                                                 ---------------
PHARMACEUTICALS - 5.4%
           383,371  Bristol-Myers Squibb Co.                          10,642,379
           500,960  Eli Lilly and Company                             26,906,562
           500,300  Johnson & Johnson                                 30,148,078
           236,055  Merck & Co., Inc.                                 10,426,549
         2,293,191  Pfizer Inc.                                       57,926,005
           516,600  Watson Pharmaceuticals,
                    Inc.(1)(2)                                        13,653,738
                                                                 ---------------
                                                                     149,703,311
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.6%
           417,200  Applied Materials, Inc.                            7,643,104
         3,344,621  Intel Corp.                                       63,982,600
                                                                 ---------------
                                                                      71,625,704
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
           363,476  Home Depot, Inc. (The)                            13,354,108
           247,700  Lowe's Companies, Inc.                             7,800,073
                                                                 ---------------
                                                                      21,154,181
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 7.1%
           603,504  Fannie Mae                                        32,939,248
         1,675,615  Freddie Mac                                       99,682,337
         1,085,694  MGIC Investment Corp.                             63,969,090
                                                                 ---------------
                                                                     196,590,675
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            57,373  Grainger (W.W.), Inc.                              4,431,491
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,705,046,192
(Cost $2,460,484,265)                                            ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 2.625% - 4.375%,
1/31/08 - 5/15/08, valued at $15,498,208),
in a joint trading account at 5.05%,
dated 3/30/07, due 4/2/07
(Delivery value $15,206,397)                                          15,200,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/07,
valued at $52,522,152), in a joint trading
account at 5.05%, dated 3/30/07,
due 4/2/07 (Delivery value $51,521,673)                               51,500,000
                                                                 ---------------

TOTAL TEMPORARY CASH INVESTMENTS                                      66,700,000
(Cost $66,700,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 6.3%
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.43%, dated 3/30/07,
due 4/2/07 (Delivery value $25,011,312)                               25,000,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
5.38%, dated 3/30/07, due 4/2/07
(Delivery value $100,175,333)                                        100,130,441

Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.44%, dated 3/30/07,
due 4/2/07 (Delivery value $50,022,667)                               50,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        175,130,441
(Cost $175,130,441)                                              ---------------

TOTAL INVESTMENT SECURITIES - 106.1%                               2,946,876,633
                                                                 ---------------
(Cost $2,702,314,706)

OTHER ASSETS AND LIABILITIES - (6.1)%                              (168,408,764)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,778,467,869
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                SETTLEMENT                           UNREALIZED
CONTRACTS TO SELL                  DATE              VALUE           GAIN (LOSS)
--------------------------------------------------------------------------------
22,940,108  CAD for USD           4/30/07        $ 19,910,065        $ (64,834)
21,824,555  Euro for USD          4/30/07          29,179,447          (31,554)
32,924,178  GBP for USD           4/30/07          64,773,089         (139,635)
                                                 -------------------------------
                                                 $113,862,601        $(236,023)
                                                 ===============================
(Value on Settlement Date $113,626,578)

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of March 31, 2007. The aggregate value of securities on loan at March 31, 2007, was $172,131,087.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,746,723,216
                                                                 ===============
Gross tax appreciation of investments                            $  224,763,480
Gross tax depreciation of investments                               (24,610,063)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  200,153,417
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA(reg.sm) FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.0%
AEROSPACE & DEFENSE - 8.7%
            84,682  BE Aerospace, Inc.(1)                          $   2,684,419
            37,653  Precision Castparts Corp.                          3,917,796
                                                                 ---------------
                                                                       6,602,215
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            12,397  Goodyear Tire & Rubber Co.
                    (The)(1)                                             386,662
                                                                 ---------------
CAPITAL MARKETS - 3.7%
            23,677  Ameriprise Financial Inc.                          1,352,904
            23,854  SEI Investments Co.                                1,436,726
                                                                 ---------------
                                                                       2,789,630
                                                                 ---------------
CHEMICALS - 2.9%
             9,553  Agrium Inc.                                          366,166
            26,095  Monsanto Co.                                       1,434,181
            22,881  Terra Industries Inc.(1)                             400,418
                                                                 ---------------
                                                                       2,200,765
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            10,202  Corrections Corp. of America(1)                      538,768
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.2%
            16,147  Polycom Inc.(1)                                      538,179
             2,575  Research In Motion Ltd.(1)                           351,462
                                                                 ---------------
                                                                         889,641
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
            15,627  Apple Inc.(1)                                      1,451,905
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.6%
            31,490  Foster Wheeler Ltd.(1)                             1,838,701
            36,709  Quanta Services, Inc.(1)                             925,801
                                                                 ---------------
                                                                       2,764,502
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
            16,178  Cogent Communications
                    Group, Inc.(1)                                       382,286
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
             7,759  Allegheny Energy, Inc.(1)                            381,277
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
             6,900  General Cable Corp.(1)                               368,667
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.2%
            25,947  Acergy SA ORD(1)                                     553,753
            56,315  Aker Kvaerner ASA ORD                              1,269,014
             6,155  Cameron International Corp.(1)                       386,472
             6,841  Core Laboratories N.V.(1)                            573,481
            15,657  TETRA Technologies, Inc.(1)                          386,884
                                                                 ---------------
                                                                       3,169,604
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
            10,192  Safeway Inc.                                         373,435
                                                                 ---------------
FOOD PRODUCTS - 0.5%
             4,511  Bunge Ltd.                                           370,894
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
            16,482  Zimmer Holdings Inc.(1)                            1,407,728
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.7%
            13,762  Express Scripts, Inc.(1)                           1,110,869
             7,860  Laboratory Corp. of
                    America Holdings(1)                                  570,872
            20,139  Medco Health Solutions Inc.(1)                     1,460,681
             4,541  WellCare Health Plans Inc.(1)                        387,120
                                                                 ---------------
                                                                       3,529,542
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.7%
             4,490  Home Inns & Hotels
                    Management Inc. ADR(1)                               163,167
            22,556  Las Vegas Sands Corp.(1)                           1,953,574
            18,369  WMS Industries Inc.(1)                               720,800
                                                                 ---------------
                                                                       2,837,541
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             5,406  Newell Rubbermaid Inc.                               168,073
            13,740  Tempur-Pedic International Inc.                      357,102
                                                                 ---------------
                                                                         525,175
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
             4,114  Constellation Energy Group Inc.                      357,712
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
            21,495  McDermott International, Inc.(1)                   1,052,825
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 3.1%
            14,182  Akamai Technologies, Inc.(1)                         707,965
             9,789  Digital River Inc.(1)                                540,842
             8,551  Equinix Inc.(1)                                      732,223
             7,932  SAVVIS Inc.(1)                                       379,784
                                                                 ---------------
                                                                       2,360,814
                                                                 ---------------
IT SERVICES - 2.8%
            17,396  Alliance Data Systems Corp.(1)                     1,071,941
             7,755  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  684,534
            16,600  Gartner, Inc.(1)                                     397,570
                                                                 ---------------
                                                                       2,154,045
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.0%
            57,408  Thermo Fisher Scientific Inc.(1)                   2,683,824
             6,339  Waters Corp.(1)                                      367,662
                                                                 ---------------
                                                                       3,051,486
                                                                 ---------------
MACHINERY - 3.1%
            31,469  AGCO Corp.(1)                                      1,163,409
             3,273  Deere & Co.                                          355,579
             6,150  Manitowoc Co., Inc. (The)                            390,710
             5,640  Terex Corp.(1)                                       404,726
                                                                 ---------------
                                                                       2,314,424
                                                                 ---------------
MEDIA - 3.1%
           110,187  Interpublic Group of
                    Companies, Inc.(1)                                 1,356,402
             4,343  Lamar Advertising Co. Cl A                           273,479
            22,910  Liberty Global, Inc. Series A(1)                     754,426
                                                                 ---------------
                                                                       2,384,307
                                                                 ---------------
METALS & MINING - 0.5%
             3,837  Allegheny Technologies Inc.                          409,370
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            17,128  Big Lots, Inc.(1)                                    535,764
                                                                 ---------------
PHARMACEUTICALS - 2.3%
            82,589  Shire plc ORD                                      1,704,517
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
            13,298  Digital Realty Trust Inc.                            530,590
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.7%
             5,160  Jones Lang LaSalle Inc.                              538,085
                                                                 ---------------
ROAD & RAIL - 0.5%
            14,784  Hertz Global Holdings, Inc.(1)                       350,381
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.3%
            23,472  MEMC Electronic Materials Inc.(1)                  1,421,933
            12,825  Sigma Designs Inc.(1)                                336,785
                                                                 ---------------
                                                                       1,758,718
                                                                 ---------------
SOFTWARE - 4.3%
            30,458  Activision, Inc.(1)                                  576,875
             7,200  Nintendo Co., Ltd. ORD                             2,093,467
            16,158  THQ Inc.(1)                                          552,442
                                                                 ---------------
                                                                       3,222,784
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
            55,403  Blockbuster Inc. Cl A(1)                             356,795
            52,897  GameStop Corp. Cl A(1)                             1,722,855
            18,319  Guess?, Inc.                                         741,736
             8,349  Tiffany & Co.                                        379,713
            14,684  Urban Outfitters Inc.(1)                             389,273
                                                                 ---------------
                                                                       3,590,372
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
            10,939  Coach Inc.(1)                                        547,497
             6,893  Crocs, Inc.(1)                                       325,694
             6,335  Phillips-Van Heusen                                  372,498
                                                                 ---------------
                                                                       1,245,689
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 16.8%
            24,031  America Movil, SAB de CV ADR                       1,148,441
            22,497  American Tower Corp. Cl A(1)                         876,258
             6,171  Clearwire Corp. Cl A(1)                              126,320
            39,599  Leap Wireless
                    International, Inc.(1)                             2,612,743
            17,249  Millicom International
                    Cellular SA(1)                                     1,351,632
            59,678  NII Holdings, Inc. Cl B(1)                         4,426,915
            73,655  SBA Communications Corp.
                    Cl A(1)                                            2,176,505
                                                                 ---------------
                                                                      12,718,814
                                                                 ---------------
TOTAL COMMON STOCKS                                                   71,250,934
(Cost $59,612,424)                                               ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 5.4%
          $400,000  FNMA Discount Notes,
                    5.00%, 4/2/07(2)                                     400,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 6.125%, 8/15/07,
valued at $3,773,436), in a joint trading
account at 5.05%, dated 3/30/07, due 4/2/07
(Delivery value $3,701,557)                                            3,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       4,100,000
(Cost $4,099,944)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.4%                                   75,350,934
                                                                 ---------------
(Cost $63,712,368)

OTHER ASSETS AND LIABILITIES - 0.6%                                      490,908
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  75,841,842
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell          Settlement Date     Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------
    438,960  GBP for USD       4/30/07       $  863,584         $(1,862)
123,480,000  JPY for USD       4/27/07        1,051,949           9,333
  5,660,150  NOK for USD       4/30/07          931,730            (540)
                                            ------------------------------------
                                             $2,847,263         $ 6,931
                                            ====================================
(Value on Settlement Date $2,854,194)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 63,940,529
                                                                 ===============
Gross tax appreciation of investments                              $ 11,716,262
Gross tax depreciation of investments                                  (305,857)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 11,410,405
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    May 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    May 24, 2007

By:      /s/  Robert J. Leach
         -----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    May 24, 2007